As filed with the Securities and Exchange Commission on April 29, 1997.

                                             Registration No. 33-37498
                                                              811-2954

            ----------------------------------------------------

                     SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

            ----------------------------------------------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.
                                             ---            ---

                 Post-Effective Amendment No. 7             x
                                             ---            ---

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940

                        Amendment No. 5              x
                                      --             ---

            -----------------------------------------------------

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                          PFL LIFE INSURANCE COMPANY
                              (Name of Depositor)


                            4333 Edgewood Road N.E.
                           Cedar Rapids, Iowa 52499

                 Depositor's Telephone Number: (319) 297-8121


                            Frank A. Camp, Esquire
                          PFL Life Insurance Company
               4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire

                      Sutherland, Asbill & Brennan L.L.P.
                         1275 Pennsylvania Avenue N.W.
                          Washington, D.C. 20004-2404

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                   DECLARATION PURSUANT TO RULE 24F-2

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that a notice pursuant to Rule 24f-2 for the year ended December 31, 1996, was filed on February 18, 1997.



                     ------------------------------



It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----

  X     on May 1, 1997 pursuant to paragraph (b) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(i) of Rule 485
-----

        on                     pursuant to paragraph (a)(i) of Rule 485
-----      -------------------

        75 days after filing pursuant to paragraph (a)(ii)
-----

        on             pursuant to paragraph (a)(ii) of Rule 485
-----      -----------

If appropriate, check the following box:

                This post-effective amendment designates a new effective
        ---
date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                             Pursuant to Rule 495


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                 PART A
                                 ------

Item of Form N-4                              Prospectus Caption
----------------                              ------------------

 1.  Cover Page....................    Cover Page

 2.  Definitions...................    Definitions

 3.  Synopsis......................    Summary; Historical Performance
                                       Data

 4.  Condensed Financial Information   Financial Statements

 5.  General
     (a) Depositor.................    PFL Life Insurance Company
     (b) Registrant................    The Variable Account
     (c) Portfolio Company.........    Variable Insurance
                                       Products Fund and
                                       Variable Insurance
                                       Products Fund II
     (d) Fund Prospectus...........    Variable Insurance
                                       Products Fund and
                                       Variable Insurance
                                       Products Fund II
     (e) Voting Rights.............    Voting Rights

 6.  Deductions and Expenses
     (a) General...................    Contract Charges
     (b) Sales Load %..............    N/A
     (c) Special Purchase Plan.....    N/A
     (d) Commissions...............    Distribution of Contracts
     (e) Expenses - Registrant.....    N/A
     (f) Fund Expenses.............    Variable Insurance Products
                                       Fund and Variable Insurance
                                       Products Fund II
     (g) Organizational Expenses...    N/A

 7.  Policies
     (a) Persons with Rights.......    The Policy; Election of Annuity
                                       Option; Determination of Annuity
                                       Payments; Annuity Commencement
                                       Date; Ownership of the Policy
                                       Voting Rights
     (b) (i)   Allocation of Premium
               Payments............    Allocation and Reallocation of Net
                                       Purchase Payments
         (ii)  Transfers...........    Allocation and Reallocation of Net
                                       Purchase Payments
         (iii) Exchanges...........    Exchange Privilege
     (c) Changes...................    Addition, Deletion or
                                       Substitution of Investments;
                                       Election of Annuity Option;
                                       Annuity Commencement Date;
                                       Beneficiary; Ownership of the
                                       Policy

     (d) Inquiries.................    Summary

 8.  Annuity Period................    Election of Annuity Options

 9.  Death Benefit.................    Death Benefit

10. Purchase and Policy Values
    (a)  Purchases.................    Purchase of the Contracts

    (b)  Valuation.................    Value of Accumulation Units

    (c)  Daily Calculation.........    Value of Accumulation Units
    (d)  Underwriter...............    Distribution of Contracts

1   Redemptions
    (a)  By Owners.................    Surrenders
         By Annuitant..............    N/A
    (b)  Texas ORP.................    N/A

    (c)  Check Delay...............    Surrenders
    (d)  Lapse.....................    N/A
    (e)  Free Look.................    Right to Return Contract

12. Taxes..........................    Federal Tax Matters


13. Legal Proceedings..............    Legal Proceedings

14. Table of Contents for the
    Statement of                       Statement of Additional
    Additional Information             Information

                                PART B
                                ------

Item of Form N-4                              Statement of Additional
----------------                                Information Caption
                                                -------------------
15. Cover Page.....................    Cover Page

16  Table of Contents..............    Table of Contents

17. General Information
    and History....................    (Prospectus) PFL Life Insurance
                                       Company

18. Services.......................
    (a)  Fees and Expenses
         of Registrant.............    N/A
    (b)  Management Policies.......    N/A
    (c)  Custodian.................    Custody of Assets
         Independent
         Auditors..................    Independent Auditors
    (d)  Assets of Registrant......    Custody of Assets

    (e)  Affiliated Person.........    N/A
    (f)  Principal Underwriter.....    Distribution of Contracts

19. Purchase of Securities
    Being Offered..................    Distribution of Contracts
    Offering Sales Load............    N/A

20. Underwriters...................    Distribution of the Contracts;
                                       (Prospectus) Distributor of the
                                       Contracts

21. Calculation of Performance
    Data...........................    Calculation of Yields and Total
                                       Returns; Other Performance Data

22. Annuity Payments...............    (Prospectus) Election of Annuity Option;
                                       (Prospectus) Determination of Annuity
                                       Payments

23. Financial Statements...........    Financial Statements

                        PART C -- OTHER INFORMATION
                        ---------------------------

Item of Form N-4                                Part C Caption
----------------                                --------------
24.  Financial Statements
     and Exhibits..................    Financial Statements and Exhibits
     (a)  Financial Statements.....    Financial Statements
     (b)  Exhibits.................    Exhibits

25.  Directors and Officers of         Directors and Officers of the
     the Depositor                     Depositor

26.  Persons Controlled By or Under    Persons Controlled By or Under
     Common Control with the           Common Control with the
     Depositor or Registrant.......    Depositor or Registrant

27.  Number of Policyowners........    Number of Policyowners

28.  Indemnification...............    Indemnification

29.  Principal Underwriters........    Principal Underwriters

30.  Location of Accounts..........
     and Records...................    Location of Accounts and Records

31.  Management Services...........    Management Services

32.  Undertakings..................    Undertakings

     Signature Page................    Signatures

______________________________

PROSPECTUS                                                     MAY 1, 1997

                             FIDELITY INCOME PLUS

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                                   ISSUED BY
                          PFL LIFE INSURANCE COMPANY
                      ADMINISTRATIVE AND SERVICE OFFICE:
              FINANCIAL MARKETS DIVISION - VARIABLE ANNUITY DEPT.
                           4333 EDGEWOOD ROAD, N.E.
                            CEDAR RAPIDS, IA 52499

 The individual variable annuity contracts (the "Contracts") described in this Prospectus are offered under the name "Fidelity Income Plus" by PFL Life In-surance Company (the "Company") to individuals who desire to accumulate capi-tal on a long-term tax-deferred basis for retirement or other long-term pur-poses. The Contracts may only be purchased on a non-tax qualified basis. The Contracts provide for monthly annuity payments on a variable or fixed basis, commencing at a future date selected by the owner of the Contract. The Con-tract may be purchased with a minimum initial Purchase Payment of $5,000.

 After the deduction of applicable charges, payments made to purchase the Con-tracts ("Purchase Payments") become assets of the Fidelity Variable Annuity Account (the "Variable Account"), a segregated investment account of the Com-pany. Net Purchase Payments may be allocated to one or more of thirteen sub-accounts of the Variable Account (the "Sub-accounts"). The assets of the Sub-accounts are currently invested in shares of the Variable Insurance Products Fund (VIP), the Variable Insurance Products Fund II (VIP II), and the Variable Insurance Products Fund III (VIP III) (the "Funds"). VIP currently offers five
Portfolios: Money Market, High Income, Equity-Income, Growth, and Overseas. VIP II currently offers five Portfolios: Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund and Index 500. VIP III currently offers three
Portfolios: Balanced, Growth Opportunities and Growth & Income. The value of each Contract prior to the date upon which the first annuity payment is to be made (the "Annuity Commencement Date") and the amount of Variable Annuity Pay-ments thereafter will depend upon the investment performance of the assets of the Variable Account.
 Following the date selected by the Contract Owner, Annuity Payments may com-mence under one of the Annuity Options provided in the Contracts. Prior to the Annuity Commencement Date, the Contracts are redeemable, in whole or in part, at their then current value.

 This Prospectus sets forth the information about the Variable Account that a prospective investor should know before investing. Additional information about the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 1997, which information is incorporated by reference, and is available without charge by calling Fidelity Investments at 1-800-544-2442. The table of contents of the Statement of Additional Information appears on page 26 of this Prospectus.

                                     INC-1

                 For further information please call Fidelity Investments. For Sales Information
                       Nationwide (toll-free):     800-544-2442
                 For Service and Account Information
                       Nationwide (toll-free):     800-634-4672

  This Prospectus Must Be Accompanied Or Preceded By A Current Prospectus For the Variable Insurance Products Fund, the Variable Insurance Products Fund II,

              and the Variable Insurance Products Fund III.
THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR DEPOSITORY INSTITUTION, AND THE CONTRACT IS NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVEST-ED.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR STATE SECURITIES COMMISSION PASSED UPON THE ACCU-RACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
           THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

                The date of this Prospectus is May 1, 1997
                 This Contract is not available in all States
THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNEC-TION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                  DEFINITIONS
ACCUMULATION UNIT -- An accounting unit of measure used in calculating the Contract Value.
ADMINISTRATIVE AND SERVICE OFFICE -- Financial Markets Division - Variable An-nuity Dept., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499-0001.
ANNUITANT -- The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.
ANNUITY COMMENCEMENT DATE -- The date, which can only be the first day of a calendar month, upon which Annuity Payments are to commence.
ANNUITY OPTION -- A method of receiving a stream of Annuity Payments.
ANNUITY PURCHASE VALUE -- An amount equal to the Contract Value for the Valua-tion Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium or similar taxes.
ANNUITY UNIT -- An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity Payment.
BENEFICIARY -- The person who has the right to the death benefit set forth in the Contract.
CODE -- The Internal Revenue Code of 1986, as amended.

                                     INC-2

COMPANY -- PFL Life Insurance Company.
CONTINGENT CONTRACT OWNER -- A person appointed by the Contract Owner to suc-ceed to ownership of the Contract in the event of the death of the Contract Owner before the Annuity Commencement Date.
CONTRACT -- One of the variable annuity contracts offered by this Prospectus. CONTRACT OWNER -- The person who may exercise all rights and privileges under the Contract. The Contract Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Con-tract Owner in the application or a Contingent Contract Owner; the Contract Owner on and after the Annuity Commencement Date is the Annuitant; and the Contract Owner after the death of the Annuitant is the Beneficiary.
CONTRACT VALUE -- The sum of the value of all Accumulation Units credited to a Contract for any particular Valuation Period.
DATE OF ISSUE -- The date the Contract is issued, as shown on the Contract Schedule Page.
DUE PROOF OF DEATH -- A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or a written statement by the attending physician or any other proof satisfactory to the Company will constitute Due Proof of Death.
ELIGIBLE FUNDS -- Mutual funds, shares of which currently may be purchased for the Variable Account.
FMR -- Fidelity Management & Research Company, the investment advisor to the Funds.
FIDELITY INSURANCE -- Fidelity Insurance Agency, Inc., through which the Con-tracts are distributed.
FIDELITY BROKERAGE -- Fidelity Brokerage Services, Inc., which is the princi-pal underwriter for the contracts, and through which the Contracts are dis-tributed.
FIXED ANNUITY PAYMENTS -- Payments made pursuant to an Annuity Option which do not fluctuate in amount.
FORMERLY ELIGIBLE FUNDS -- Mutual funds, shares of which were purchased for the Variable Account prior to September 25, 1981.
NET INVESTMENT FACTOR -- An index applied to measure the investment perfor-mance of a Sub-account from one Valuation Period to the next.
NET PURCHASE PAYMENT -- A Purchase Payment less any applicable charges, such as the initial administrative charge and any premium taxes.
PURCHASE PAYMENT -- An amount paid to the Company by the Contract Owner or on the Contract Owner's behalf as consideration for the benefits provided by the Contract.
SUB-ACCOUNT -- A segregated account within the Variable Account which invests in a portfolio of an Eligible Fund.
VALUATION PERIOD -- The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determination shall be made as of the close of trading on the New York Stock Exchange on each day that the Exchange is open for trading.
VARIABLE ACCOUNT -- Fidelity Variable Annuity Account, a separate account es-tablished by the Company and registered as a unit investment trust under the Investment Company Act of 1940 to which Net Purchase Payments under the Con-tracts are allocated.
VARIABLE ANNUITY -- An annuity with Variable Annuity Payments which vary as to dollar amount in relation to the investment performance of specified Sub-ac-counts within the Variable Account.
VARIABLE ANNUITY PAYMENTS -- Payments made pursuant to an Annuity Option which fluctuate based on the investment performance of selected Sub-accounts.

                                     INC-3

                   QUESTIONS AND ANSWERS ABOUT THE CONTRACT
 Note: The following section contains brief questions and answers about the Contract. Reference should be made to the body of this Prospectus for more de-tailed information. "You" or "your" refers to the Contract Owner, "we," "us" or "our" refers to the Company.

  1. WHAT IS THE PURPOSE OF THE CONTRACT?

 The Contract seeks to allow you to accumulate funds on a tax-deferred basis and to receive Annuity Payments based on the investment experience of the as-sets underlying the Contract. The Contract may only be purchased on a non-tax qualified basis for use with retirement plans and other long-term investment objectives. The Contract Owner can allocate Net Purchase Payments to one or more Sub-accounts of the Fidelity Variable Annuity Account (the "Variable Ac-count"), each of which will invest in a corresponding portfolio of the Vari-able Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III ("VIP," "VIP II," "VIP III" or the "Funds"). Because Variable Annuity Payments and Contract Values depend on the investment experience of the selected Sub-accounts, the Contract Owner bears the entire investment risk under this Contract.

  2. WHAT IS AN ANNUITY?

 An annuity provides for a stream of Annuity Payments beginning on the Annuity Commencement Date. The Contract Owner may select from a number of Annuity Op-tions, including Annuity Payments for the life of an Annuitant (or an Annui-tant and another person, the "Joint Annuitant") with or without a guaranteed number of Annuity Payments. Annuity Payments which remain the same throughout the payment period are referred to in this Prospectus as "Fixed Annuity Pay-ments." Annuity Payments which vary in accordance with the investment experi-ence of the Sub-account selected by the Contract Owner are referred to in this Prospectus as "Variable Annuity Payments." (See "Annuity Options," p. 22.)

  3. WHAT INVESTMENTS SUPPORT THE CONTRACTS?

 Currently, Purchase Payments made under the Contracts will be invested through the Variable Account exclusively in shares of the Funds, which are mu-tual funds advised by Fidelity Management & Research Company ("FMR"). The Funds currently have thirteen Portfolios that are available under the Con-tracts. VIP currently offers five Portfolios: Money Market, High Income, Equi-ty-Income, Growth, and Overseas. VIP II currently offers five Portfolios: In-vestment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund and Index
500. VIP III currently offers three Portfolios: Balanced, Growth Opportunities and Growth & Income. Each of the thirteen Sub-accounts of the Variable Account invests in the corresponding Portfolio of the Funds. The assets of each Port-folio are held separately from other Portfolios and each has distinct invest-ment objectives and policies (see "The Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III," p. 13) which are described in the accompanying Prospectuses for the Funds.

  4. HOW ARE PURCHASE PAYMENTS ALLOCATED?
 Net Purchase Payments are allocated in accordance with the Contract Owner's instructions. Any allocation of the initial Net Purchase Payment must be of at least $1,000 to each Sub-account selected. Allocations of subsequent Net Pur-chase Payments may be made in any manner, so long as any contribution to a Sub-account is at least $500. Allocations of subsequent Net Purchase Payments may be changed by sending written notice to the Administrative and Service Of-fice or if

                                     INC-4
you have previously authorized it, by telephone. (See "Allocation and Reallo-cation of Net Purchase Payments," p. 17.)

  5. CAN I TRANSFER VALUES AMONG THE SUB-ACCOUNTS?

 A Contract Owner may reallocate the Contract Value allocated to a particular Sub-account to one or more other Sub-accounts at any time either in writing or, if you have previously authorized it, by telephone. (See "Allocation and Reallocation of Net Purchase Payments," p. 17.)

  6. HOW CAN I GET TO MY MONEY IF I NEED IT?

 All or part of the Contract Value under the Contract may be withdrawn before the earlier of the Annuitant's death or the Annuity Commencement Date. The amount of the cash withdrawal payment will be equal to the Contract Value at the end of the Valuation Period during which the election becomes effective, or the lesser amount requested. None of the amount surrendered will be subject to a surrender charge. (See "Surrenders," p. 18.) Withdrawals may be taxable and subject to a 10% penalty tax. (See "Surrenders," p. 18 and "Federal Tax Matters," p. 24.)

  7. WHAT ARE THE CHARGES AND DEDUCTIONS UNDER THE CONTRACT?

 There is no sales charge under the Contract. We deduct a daily charge equal to a percentage of the value of the net assets in the Variable Account for the mortality risks assumed by us. The effective annual rate of this charge is 0.8%. (See "Charges for Mortality Risk," p. 19.) WE GUARANTEE THAT THIS CHARGE WILL NOT BE INCREASED.

 The Company also deducts an annual administrative charge from the Contract Value of each Contract to cover the costs of administering the Contract. The annual administrative charge currently is $35. (See "Administrative Charge," p. 19.) This charge could increase in the future.

 Premium taxes are deducted from Purchase Payments or Contract Values depend-ing upon when they are incurred by the Company. (See "Deductions for Taxes" p. 20.)

 The Contract Values also reflect the charges, fees and expenses of the Fund. (See "The Variable Insurance Products Fund, the Variable Insurance Products Fund II and the Variable Insurance Products Fund III Expenses," p. 20.) See also the Expense Data Summary on page 7.

  8. WHAT ANNUITY INCOME OPTIONS ARE AVAILABLE UNDER THE CONTRACT?
 The Contract Owner, or the person selected by the Contract Owner (the Annui-tant), may receive Annuity Payments on a variable basis or a fixed basis. The Contract Owner has flexibility in choosing the Annuity Commencement Date.
 Four Annuity Options are included in the Contract: (1) life annuity; (2) joint and survivor annuity; (3) life annuity with 120 or 240 monthly payments guaranteed; and (4) cash or unit refund life annuity. All of these are offered as either "Fixed Annuity Options" or "Variable Annuity Options."

 Fixed Annuity Payments will always be for the same specified amount. However, the amount of Variable Annuity Payments will increase or decrease according to the investment experience of the particular Sub-account(s) selected. (See "An-nuity Options," p. 22.)

  9. WHAT HAPPENS IF THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE? In the event that the Annuitant dies prior to the Annuity Commencement Date, the Death Benefit is calculated and is payable, upon receipt of notice of death, Due Proof of Death, and an election as to how the proceeds should be paid, to the Beneficiary selected by the Contract Owner. The named Beneficiary may be changed at any time before the Annuitant's death; the Annuitant named in the Contract, however, may not be changed. The Death Benefit is not reduced by the application of any

                                     INC-5
surrender charge. The Death Benefit may be paid as either a lump sum cash ben-efit or under an Annuity Option (See "Death Benefit," p. 20.)

 10. WHAT HAPPENS IF THE CONTRACT OWNER DIES BEFORE THE ANNUITY COMMENCEMENT
DATE?

 If the Contract Owner is a different person than the Annuitant, in the event that the Contract Owner dies prior to the Annuity Commencement Date, his en-tire interest in the Contract will be distributed to the Contingent Contract Owner if one is appointed, or to the estate of the Contract Owner. The Con-tract Owner may appoint or change the Contingent Contract Owner at any time prior to the Annuity Commencement Date. Regardless of whether the Contract Owner is a different person than the Annuitant, upon the death of the Contract Owner, the value of the Contract must be distributed pursuant to rules pre-scribed by the Internal Revenue Code of 1986, as amended. Special rules apply where the beneficiary of the Contract Owner's estate is the surviving spouse of the deceased Contract Owner. (See "IRS Required Distributions," p. 21.)

 11. CAN THE CONTRACT BE RETURNED AFTER IT IS DELIVERED?
 The Contract contains a provision for a Right to Return the Contract, which permits cancellation by returning the Contract to us, along with a written no-tice of revocation, at our Administrative and Service Office within 10 days of receipt of the Contract. In the event of cancellation, we will return all Pur-chase Payments made under the Contract within ten days after we receive notice of cancellation.

 12. WHO DO I CALL IF I HAVE ANY QUESTIONS ABOUT MY CONTRACT?
 Any question about procedures of your Contract will be answered by our Admin-istrative and Service Office. For service and account information, call toll free, 800-634-4672. For information and assistance regarding sales informa-tion, please call, toll free, 800-544-2442.

                                     INC-6

                       FIDELITY VARIABLE ANNUITY ACCOUNT

 The charges and deductions under the Contracts, including the Portfolios' fees and expenses, are summarized in the following table.

                                   FEE TABLE

EXPENSE DATA               VIP       VIP       VIP                              VIP II   VIP II
CONTRACT OWNER            MONEY      HIGH    EQUITY-     VIP         VIP      INVESTMENT  ASSET
TRANSACTION EXPENSES     MARKET     INCOME   INCOME     GROWTH    OVERSEAS    GRADE BOND MANAGER
 Sales Load on Purchase
   Payments                 0         0         0         0           0           0         0
 Deferred Sales Load        0         0         0         0           0           0         0
 Surrender Fees             0         0         0         0           0           0         0
 Annual Contract Fee     __________________  $35 Per Contract ________________________________
 Transfer Fee               0         0         0         0           0           0         0
VARIABLE ACCOUNT
(as a percentage of
  contract value)
 Mortality and Expense
   Risk Fees              0.80%      0.80%    0.80%      0.80%      0.80%        0.80%    0.80%
 Account Fees and
   Expenses                 0         0         0         0           0           0         0
                          ----       ----     ----       ----       ----         ----     ----
 Total Variable Account
   Annual Expenses        0.80%      0.80%    0.80%      0.80%      0.80%        0.80%    0.80%
                          ====       ====     ====       ====       ====         ====     ====
VIP, VIP II AND VIP III
FUNDS
ANNUAL EXPENSES
(as a percentage of
  average net assets)
 Management Fee           0.21%      0.59%    0.51%      0.61%      0.76%        0.45%    0.64%
 Other Expenses           0.09%      0.12%    0.07%      0.08%      0.17%        0.13%    0.10%
                          ----       ----     ----       ----       ----         ----     ----
 Total Fund Annual
   Expenses               0.30%      0.71%    0.58%*     0.69%*     0.93%*       0.58%    0.74%*
                          ====       ====     ====       ====       ====         ====     ====
                         VIP II
EXPENSE DATA              ASSET              VIP II                VIP III     VIP III
CONTRACT OWNER           MANAGER    VIP II    INDEX    VIP III     GROWTH      GROWTH &
TRANSACTION EXPENSES     GROWTH   CONTRAFUND   500     BALANCED OPPORTUNITIES   INCOME
 Sales Load on Purchase
   Payments                 0         0         0         0           0           0
 Deferred Sales Load        0         0         0         0           0           0
 Surrender Fees             0         0         0         0           0           0
 Annual Contract Fee     __________________   $35 Per Contract _______________________
 Transfer Fee               0         0         0         0           0           0
VARIABLE ACCOUNT
(as a percentage of
  contract value)
 Mortality and Expense
   Risk Fees              0.80%      0.80%    0.80%      0.80%      0.80%        0.80%
 Account Fees and
   Expenses                 0         0         0         0           0           0
                          ----       ----     ----       ----       ----         ----
 Total Variable Account
   Annual Expenses        0.80%      0.80%    0.80%      0.80%      0.80%        0.80%
                          ====       ====     ====       ====       ====         ====
VIP, VIP II AND VIP III
FUNDS
ANNUAL EXPENSES
(as a percentage of
  average net assets)
 Management Fee           0.65%      0.61%    0.13%      0.48%      0.61%        0.50%
 Other Expenses           0.22%      0.13%    0.15%      0.24%      0.16%        0.20%
                          ----       ----     ----       ----       ----         ----
 Total Fund Annual
   Expenses               0.87%*     0.74%*   0.28%**    0.72%*     0.77%*       0.70%
                          ====       ====     ====       ====       ====         ====

-----------

* A portion of the brokerage commissions that the funds pay is used to reduce fund expenses. In addition, Balanced and Growth Opportunities have entered into arrangements with their custodians whereby interest earned on uninvested cash balances is used to reduce custodian expense. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .67% for Growth Portfolio, .92% for Overseas Portfolio, .73% for Asset Manager Portfolio, .71% for Contrafund Portfolio, .85% for Asset Manager Growth Portfolio, .76% for Growth Opportunities Portfolio, and .71% for Balanced Portfolio.

** FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15% and .43% respec-tively.

                                     INC-7

EXAMPLES

 An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                         1 YEAR 3 YEARS 5 YEARS 10 YEARS
VIP Money Market Subaccount               $12     $36    $ 63     $139
VIP High Income Subaccount                $16     $49    $ 84     $185
VIP Equity-Income Subaccount              $14     $45    $ 78     $170
VIP Growth Subaccount                     $16     $48    $ 83     $182
VIP Overseas Subaccount                   $18     $56    $ 96     $208
VIP II Investment Grade Bond Subaccount   $14     $45    $ 78     $170
VIP II Asset Manager Subaccount           $16     $50    $ 86     $188
VIP II Asset Manager Growth Subaccount    $17     $54    $ 93     $202
VIP II Contrafund Subaccount              $16     $50    $ 86     $188
VIP II Index 500 Subaccount               $11     $36    $ 62     $136
VIP III Balanced Subaccount               $16     $49    $ 85     $186
VIP III Growth Opportunities Subaccount   $16     $51    $ 88     $191
VIP III Growth & Income Subaccount        $19     $58    $100     $216

 The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne, directly or indirectly. These include the ex-penses of the VIP, VIP II and VIP III Funds. See "Charges and Deductions," p. 5 and the VIP, VIP II, and VIP III prospectuses. In addition to the expenses listed above, premium taxes may be applicable.

 THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. The figures and data for the VIP, VIP II, and VIP III Funds Annual Expenses are for 1996 and have been provided by FMR, and while the Company does not dispute these figures, the Company does not guarantee their accuracy. Examples for formerly eligible Sub-accounts may be found in Appendix A to this Prospectus.

 In these examples, the $35 Annual Service Charge is reflected as a charge of 0.039% based on an average Policy Value of $88,935.


                                     INC-8

                        CONDENSED FINANCIAL INFORMATION

 The Accumulation Unit Values and the number of Accumulation Units outstanding for each Sub-account:

                           VIP MONEY MARKET SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $2.307819               $2.413358            51,936,943.182
1995          2.196945                2.307819            48,392,069.066
1994          2.124046                2.196945            65,884,206.476
1993          2.073920                2.124046            38,531,933.669
1992          2.011998                2.073920            46,920,555.357
1991          1.911406                2.011998            52,846,585.564
1990          1.783014                1.911406            61,584,581.853
1989          1.646165                1.783014            49,315,212.043
1988          1.545254                1.646165            46,119,586.661
1987          1.463177                1.545254            44,988,833.709

                           VIP HIGH INCOME SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $2.904665               $3.285775            18,704,131.149
1995          2.427652                2.904665            19,488,862.806
1994          2.485444                2.427652            17,337,052.330
1993          2.078934                2.485444            26,114,121.248
1992          1.703009                2.078934            20,668,821.606
1991          1.269032                1.703009             9,450,159.190
1990          1.310687                1.269032             6,894,970.437
1989          1.380187                1.310687            10,504,655.711
1988          1.244613                1.380187            12,374,735.048
1987          1.239420                1.244613            10,524,351.054

                          VIP EQUITY-INCOME SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $2.951686               $3.346303            68,119,423.617
1995          2.202346                2.951686            81,601,359.509
1994          2.073414                2.202346            74,571,142.757
1993          1.768091                2.073414            70,574,621.050
1992          1.523641                1.768091            49,654,509.443
1991          1.168338                1.523641            22,551,293.495
1990          1.390307                1.168338            15,320,204.431
1989          1.194265                1.390307            17,192,667.422
1988          0.978927                1.194265            12,203,910.523
1987          1.001137                0.978927            11,135,126.597


                                     INC-9

                              VIP GROWTH SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $3.331228               $3.790532            38,326,955.306
1995          2.480539                3.331228            43,498,210.261
1994          2.500812                2.480539            37,916,994.644
1993          2.111765                2.500812            37,369,691.127
1992          1.947218                2.111765            37,625,493.719
1991          1.348850                1.947218            24,177,587.154
1990          1.540465                1.348850            15,340,498.596
1989          1.181690                1.540465             9,534,230.020
1988          1.028662                1.181690             6,262,868.956
1987          1.001140                1.028662             6,695,752.199

                              VIP OVERSEAS SUB-ACCOUNT
       ----------------------------------------------------------------------
       Accumulation Unit Value Accumulation Unit Value Number of Accumulation
        at Beginning of Year       at End of Year       Units at End of Year
1996          $1.747454               $1.962599            18,498,493.052
1995           1.605980                1.747454            18,307,714.844
1994           1.591344                1.605980            35,747,520.597
1993           1.168866                1.591344            36,890,355.495
1992           1.319600                1.168866             4,705,928.756
1991           1.229709                1.319600             4,170,995.265
1990           1.261608                1.229709             4,324,803.282
1989           1.007020                1.261608             2,450,169.365
1988           0.938767                1.007020             1,829,968.620
1987*          1.000000                0.938767             1,908,059.653

*Operations commenced January 27, 1987

                      VIP II INVESTMENT GRADE BOND SUB-ACCOUNT
       ----------------------------------------------------------------------
       Accumulation Unit Value Accumulation Unit Value Number of Accumulation
        at Beginning of Year       at End of Year       Units at End of Year
1996          $1.669036               $1.708442             9,681,784.561
1995           1.433937                1.669036            10,019,780.574
1994           1.501802                1.433937             8,539,290.351
1993           1.364252                1.501802            11,685,281.879
1992           1.289396                1.364252             7,725,407.154
1991           1.115679                1.289396             8,683,076.207
1990           1.059709                1.115679             3,887,531.807
1989*          1.000000                1.059709             1,710,458.331

*Operations commenced June 5, 1989


                                     INC-10

                          VIP II ASSET MANAGER SUB-ACCOUNT
       ----------------------------------------------------------------------
       Accumulation Unit Value Accumulation Unit Value Number of Accumulation
        at Beginning of Year       at End of Year       Units at End of Year
1996          $1.823774               $2.073401            37,212,616.412
1995           1.571804                1.823774            45,933,251.411
1994           1.687107                1.571804            76,955,562.944
1993           1.404870                1.687107            90,364,012.115
1992           1.265768                1.404870            27,180,037.717
1991           1.041041                1.265768            12,676,645.581
1990*          1.000000                1.041041               989,833.209

*Operations Commenced May 29, 1990

                      VIP II ASSET MANAGER GROWTH SUB-ACCOUNT
       ----------------------------------------------------------------------
       Accumulation Unit Value Accumulation Unit Value Number of Accumulation
        at Beginning of Year       at End of Year       Units at End of Year
1996          $1.009935               $1.201587            7,788,605.432
1995*          1.000000               1.009935             2,178,270.748

*Period from September 5, 1995 through December 31, 1995

                           VIP II CONTRAFUND SUB-ACCOUNT
       ----------------------------------------------------------------------
       Accumulation Unit Value Accumulation Unit Value Number of Accumulation
        at Beginning of Year       at End of Year       Units at End of Year
1996          1.017954                $1.224976            42,901,139.435
1995*         1.000000                1.017954             20,570,759.262

*Period from September 1, 1995 through December 31, 1995

                            VIP II INDEX 500 SUB-ACCOUNT
       ----------------------------------------------------------------------
       Accumulation Unit Value Accumulation Unit Value Number of Accumulation
        at Beginning of Year       at End of Year       Units at End of Year
1996          $1.096624               $1.336134            23,088,441.156
1995*          1.000000               1.096623              8,432,120.348

*Period from September 5, 1995 through December 31, 1995

                         VIP III BALANCED SUB-ACCOUNT*
     ----------------------------------------------------------------------
     Accumulation Unit Value Accumulation Unit Value Number of Accumulation
      at Beginning of Year       at End of Year       Units at End of Year

*Had not commenced operations as of December 31, 1996.

                   VIP III GROWTH OPPORTUNITIES SUB-ACCOUNT*
     ----------------------------------------------------------------------
     Accumulation Unit Value Accumulation Unit Value Number of Accumulation
      at Beginning of Year       at End of Year       Units at End of Year

*Had not commenced operations as of December 31, 1996.

                      VIP III GROWTH & INCOME SUB-ACCOUNT*
     ----------------------------------------------------------------------
     Accumulation Unit Value Accumulation Unit Value Number of Accumulation
      at Beginning of Year       at End of Year       Units at End of Year

*Had not commenced operations as of December 31, 1996.

                                     INC-11

                             FINANCIAL STATEMENTS

 The financial statements of the Variable Account and the Company and the in-dependent auditors' reports thereon are in the Statement of Additional Infor-mation.

                  PFL LIFE INSURANCE COMPANY AND THE FIDELITY
                           VARIABLE ANNUITY ACCOUNT

THE COMPANY
 PFL Life Insurance Company (the "Company") is a stock life insurance company organized under the laws of the State of Iowa on April 19, 1961. The Company offers a complete line of life insurance, annuities, and accident and health insurance. It is currently authorized to sell variable annuities in the Dis-trict of Columbia and Guam and in all states other than New York. The Company is an indirect wholly-owned subsidiary of AEGON USA, Inc., 4333 Edgewood Road N.E., Cedar Rapids, Iowa 52499, which is, in turn, an indirect wholly-owned subsidiary of AEGON N.V., Mariahoeveplein 50, P.O. Box 202, 2501 CE The Hague, The Netherlands, a holding company organized under the laws of The Nether-lands.

THE VARIABLE ACCOUNT

 The Fidelity Variable Annuity Account (the "Variable Account") was estab-lished by an affiliate (Pacific Fidelity Life Insurance Company) under Cali-fornia insurance law on August 24, 1979. On March 31, 1991, the Company ac-quired the assets (and liabilities) of that affiliate, including the Variable Account. As of December 31, 1996 the Company had assets of approximately $7.9 billion.
 The Variable Account is registered with the Securities and Exchange Commis-sion (the "Commission") as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 and meets the definition of a separate account under federal securities laws. Such registration does not involve su-pervision of the management of the Variable Account or the Company by the Com-mission.
 Under Iowa insurance law, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the as-sets maintained in the Variable Account will not be charged with any liabili-ties arising out of any other business conducted by the Company, all obliga-tions arising under the Contracts, including the promise to make annuity pay-ments, are general corporate obligations of the Company.

 Currently, the Company invests the assets of the Variable Account that sup-port the Contracts in shares of one or more mutual funds (the "Eligible Funds") that have been approved by the Company's Board of Directors. Shares of the Eligible Funds will be purchased at net asset value. Currently, the only Eligible Funds are the Variable Insurance Products Fund, the Variable Insur-ance Products Fund II, and the Variable Insurance Products Fund III (the "Funds"), but other mutual funds may be added or withdrawn as permitted by law. The Variable Account currently offers thirteen sub-accounts that invest exclusively in corresponding portfolios of the Funds: VIP currently offers five Portfolios: Money Market, High Income, Equity-Income, Growth, and Over-seas; VIP II currently offers five Portfolios: Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund, and Index 500, and VIP III cur-rently offers three Portfolios: Balanced, Growth Opportunities and Growth & Income (the "Sub-accounts"). Additional sub-accounts may be established at the Company's discretion.

                                    INC-12

 The Company does not guarantee the investment performance of the Variable Ac-count. The Contract Value and the amount of Variable Annuity Payments depend on the investment performance of the assets of the Funds. Because each Con-tract Owner bears the full investment risk associated with the Variable Ac-count, there can be no assurance concerning the amount of Variable Annuity Payments under the Contract.

 Prior to September 25, 1981, the assets of certain sub-accounts of the Vari-able Account were invested in mutual funds (the "Formerly Eligible Funds") other than the Funds. Contracts funded by these sub-accounts, which invest in the Formerly Eligible Funds, are no longer offered, and no additional assets of the Variable Account will be invested in shares of the Formerly Eligible Funds. The following is a list of the Formerly Eligible Funds, which corre-spond to these sub-accounts of the Variable Account: Fidelity Daily Income Trust; Fidelity Cash Reserves; Fidelity Government Securities Fund, Ltd.; and Fidelity Capital and Income Fund. Further information about the Formerly Eli-gible Funds can be found in the Formerly Eligible Funds' individual fund pro-spectuses. The remaining assets of the Variable Account are currently invested exclusively in shares of the Funds.

THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II, AND
                   VARIABLE INSURANCE PRODUCTS FUND III

 The available Sub-accounts of the Variable Account invest exclusively in shares of the Funds. The Funds are diversified, open-end management investment companies organized as Massachusetts Business Trusts. The Variable Insurance Product Fund was established on November 13, 1981, and was formerly known as Fidelity Cash Reserves II. The Variable Insurance Products Fund II was estab-lished on March 21, 1988. The Variable Insurance Products Fund III was estab-lished on July 14, 1994, and prior to December 30, 1996 was known as the Fi-delity Advisor Annuity Fund.
 Certain information concerning the Funds is set forth below. More detailed information may be found in the Funds' current prospectuses which accompany or precede this Prospectus and the Funds' current Statements of Additional Infor-mation. The following description is qualified in its entirety by reference to each Fund's prospectus and Statement of Additional Information wherein more detailed information may be found.

 Fidelity Management & Research Company ("FMR") provides investment advice and administrative services to the Funds pursuant to an agreement under which each Portfolio pays FMR a monthly fee. FMR also provides investment advice and ad-ministrative services to the Formerly Eligible Funds for a fee similar to the ones applicable to the Portfolios of the Funds. The Variable Insurance Prod-ucts Fund currently offers five Portfolios: Money Market Portfolio; High In-come Portfolio; Equity-Income Portfolio; Growth Portfolio; and Overseas Port-folio. The Variable Insurance Products Fund II currently offers five portfo-lios that are available under the Contracts: the Investment Grade Bond Portfo-lio (formerly known as the Short-Term Portfolio), Asset Manager Portfolio, As-set Manager Growth, Contrafund, and Index 500. The Variable Insurance Products Fund III currently offers three Portfolios: Balanced, Growth Opportunities and Growth & Income. The thirteen Portfolios offered by the Funds provide a range of investment alternatives that vary according to the different investment ob-jectives described in the Funds' prospectuses and summarized below. The assets of each Portfolio are separate from the others, and each Portfolio has sepa-rate investment objectives and policies. As a result, each Portfolio operates as a separate investment fund, and the

                                    INC-13
investment performance of one Portfolio has no effect on the investment per-formance of any other Portfolio. Each of the Portfolios may not be available for investment in every state.

 VIP MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and liquidity. The Portfolio will in-vest only in high-quality U.S. dollar dominated money market instruments of domestic and foreign insurers. The Portfolio seeks to maintain a constant net asset value of $1.00 per share although no assurances can be given that such constant net asset value will be maintained. The Portfolio's shares are nei-ther insured nor guaranteed by the U.S. Government.

 VIP HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower rated, fixed-income securities. In choosing these securities, growth of capital also will be considered. The Portfolio may invest without limitation in lower-quality debt securities, sometimes called "junk bonds" which carry greater risk than other debt securi-ties. See the Funds' prospectus for a description of these risks.

 VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfo-lio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

 VIP GROWTH PORTFOLIO seeks to achieve capital appreciation through the pur-chase of common stocks, although the Portfolio's investments are not re-stricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

 VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. The Portfolio seeks to achieve its invest-ment objective by investing at least 65% of the Portfolio's assets in securi-ties of companies from at least three different countries outside of North America. The Overseas Portfolio expects to invest most of its assets in secu-rities of companies located in developed countries in these general areas: The Americas (other than the United States), the Far East and Pacific Basin, Scan-dinavia and Western Europe. Generally, the investment in securities of foreign companies will involve greater risks than are present in domestic investments.

 VIP II INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current in-come as is consistent with the preservation of capital by investing in invest-ment-grade fixed income securities. Its dollar weighted average maturity will be ten years or less. The Portfolio will not invest in securities rated below Baa by Moody's Investor's Service, Inc. or rated below BBB by Standard & Poor's Corporation and unrated securities judged by FMR to be of equivalent quality.

 VIP II ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

 VIP II ASSET MANAGER: GROWTH PORTFOLIO seeks maximum total return over the long term by allocating its assets among an aggressive mix of domestic and foreign stocks, bonds and short-term fixed income instruments.

 VIP II CONTRAFUND PORTFOLIO seeks long-term capital appreciation by investing in equity securities of companies considered undervalued or out-of-favor by the Fund's advisor.

 VIP II INDEX 500 PORTFOLIO seeks to provide investment results that corre-spond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objec-tive, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index.

                                    INC-14

 VIP III BALANCED PORTFOLIO seeks both income and growth of capital by invest-ing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the fund's as-sets in equity securities, and will always invest at least 25% of the fund's assets in fixed-income securities.

 VIP III GROWTH OPPORTUNITIES PORTFOLIO seeks capital growth by investing in a wide range of common stocks, convertible and foreign securities and bonds that may offer long-term growth potential.

 VIP III GROWTH & INCOME PORTFOLIO seeks high total return through a combina-tion of current income and capital appreciation by investing mainly in equity securities. The fund may also invest in equity securities that are not paying current dividends, but offer potential for capital appreciation of future in-come.

THERE IS NO ASSURANCE THAT ANY OF THE FUNDS' PORTFOLIOS WILL ACHIEVE ITS IN-VESTMENT OBJECTIVE.
 The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Purchase Payments to a particular Portfolio. The Funds are not limited to selling their shares to the Variable Account and are permitted to accept investments from any separate account of an insurance com-pany. Since the Portfolios of the Funds are available to registered separate accounts offering variable annuity products of the Company, as well as vari-able annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the separate accounts of another partici-pating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Funds, to resolve the matter. See the Funds' prospectuses for further details.

PERFORMANCE
 Performance information for the variable Sub-accounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Sub-accounts and the Portfolios and does not indicate or represent future performance.
 Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Port-folio share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable administrative and mortality charges.
 An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the per-formance had been constant over the entire period. Because average annual to-tal returns tend to smooth out variations in Sub-account's returns, you should recognize that they are not the same as actual year-by-year results.
 The Money Market Sub-account may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Sub-ac-count over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses. The standard quotations of yield reflect the administrative and mortality charges.
 Additional information regarding yields and total returns calculated using the standard formats briefly summarized above is contained in the Statement of Additional Information, a copy of which may be obtained from PFL.

                                    INC-15

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
 If the shares of the Funds or the Formerly Eligible Funds should no longer be available for investment or, if in the judgment of the Company's management, further investment in the Eligible Funds' share should become inappropriate in view of the purposes of the Contract, then the Company may substitute shares of another fund for shares already purchased, or to be purchased in the fu-ture, under the Contract. No substitution of securities in any sub-account may take place except to the extent permitted by law. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to a Contract Owner's interest in a sub-account will not be made until the Contract Owner has been notified of the change and prior approval of the Securities and Exchange Commission is obtained.
 New sub-accounts may be established when, in the sole discretion of the Com-pany, marketing, tax, investment or other conditions so warrant. Any new sub-accounts will be made available to existing Contract Owners on a basis to be determined by the Company. Each additional sub-account will purchase shares in a Portfolio of the fund or in another mutual fund or investment vehicle. The Company may also eliminate one or more sub-accounts if, in its sole discre-tion, marketing, tax, investment or other conditions so warrant.
 In the event of any such substitution or change, the Company may, by appro-priate endorsement, make such changes in the Contracts as may be necessary or appropriate to reflect such substitutions or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, the Variable Account may be operated as a management company under the 1940 Act or any other form permitted by law, or it may be deregistered under such Act in the event such registration is no longer required.

                                 THE CONTRACTS

PURCHASE OF THE CONTRACTS
 The Contracts may be purchased by mailing in a completed, signed application to the Company, along with a check for the initial investment. Purchase Pay-ments are payable at the Administrative and Service Office of the Company des-ignated on the cover page. The initial Purchase Payment must be at least $5,000. Subsequent Purchase Payments must be at least $500. Except for these limitations, there are no restrictions on the amount or frequency of Purchase Payments under a Contract.
 If an application is complete upon receipt, the Contract Owner will receive a Contract based on the price next determined after the application and initial Purchase Payment are received. If an incomplete application is received, the Company will notify the applicant by phone or mail to request the information necessary to complete the application. Once the application is completed, the Contract Owner will receive a Contract based on the price next determined af-ter the application was made complete. If, after five days, the application remains incomplete, the Company will return the applicant's initial Purchase Payment unless it obtains the applicant's permission to retain the initial Purchase Payment pending completion of the application.
 A Contract shall automatically be continued in full force during the lifetime of the Annuitant until the Annuity Commencement Date or until the Contract is surrendered. Unless the Contract Owner has surrendered the Contract, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date.


                                    INC-16

ALLOCATION AND REALLOCATION OF NET PURCHASE PAYMENTS
 Net Purchase Payments are allocated among the Sub-accounts of the Variable Account that have been selected by the Contract Owner. The Purchase Payment, less the administrative charge deducted upon payment, and less any deduction for premium taxes, equals the Net Purchase Payment. Upon allocation to a Sub-account, Net Purchase Payments are converted into Accumulation Units of the Sub-account. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Sub-account by the value of a Ac-cumulation Unit for that Sub-account as next determined after the Purchase Payment is received at the Administrative and Service Office, or in the case of the initial Purchase Payment, when the Contract application is completed, whichever is later.
 Contract Owners (or their designated account executive) can make transfers and/or change the allocation of subsequent premium payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the application has been checked or telephone transfers have been subsequently authorized in writ-ing. PFL and/or the Administrative and Service Office will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, PFL and/or the Administrative and Service Office will employ reasonable procedures to confirm that instructions communicated by tel-ephone are genuine. If PFL and/or the Administrative and Service Office fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equip-ment for the protection of the Contract Owner. A Contract Owner, when making telephone requests may be required to provide their social security number and/or other information for identification purposes.
 Telephone requests must be received at the Administrative and Service Office no later than 3:00 p.m. Central Standard time in order to assure same day pricing of the transaction.
 The telephone transaction privilege may be discontinued at any time as to some or all Contracts and PFL may require written confirmation of a transac-tion request.
 When a reallocation is requested, the redemption of the requested amount from out of the Sub-account and Portfolio in which the amount had been invested will always be effected as of the end of the Valuation Period in which the re-quest is received at our Administrative and Service Office. That amount will generally be credited to the new Sub-account and Portfolio at the same time. However, when (1) you are making a transfer to any Portfolio that accrues div-idends on a daily basis and (2) the equity portfolio from which the transfer is being made is in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available, then the crediting of the amount transferred to the new Sub-account may be delayed until the Portfolio from which the transfer is being made ob-tains liquidity through the earlier of the Portfolio's receipt of proceeds from sales of Portfolio securities, new contributions by contract Owners, or otherwise, but no longer than seven days. During this period, the amount transferred will be uninvested.

 There are currently thirteen Sub-accounts, each corresponding to one of the thirteen Portfolios of the Funds, each representing a different investment al-ternative. (See "The Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III" p. 13.) In allo-cating the initial Purchase Payment among the Sub-accounts, the Contract Owner must allocate a minimum contribution of $1,000 to each Sub-account selected. Subsequent Net Purchase Payments may be allocated among the Sub-accounts in any manner, so long as any contribution to a selected Sub-account is at least $500. A Contract Owner may subsequently reallocate the value of a designated number of Accumulation Units of a Sub-account then credited

                                    INC-17
to a Contract, into an equal value of Accumulation Units of one or more other Sub-accounts. The reallocation shall be based on the relative value of the Ac-cumulation Units of the Sub-accounts at the end of business on the day the re-quest is received by the Company.
 On the Date of Issue of the Contract, the Contract Value equals the value of the Net Purchase Payment. Thereafter, the Contract Value is determined by mul-tiplying the number of Accumulation Units of each Sub-account credited to the Contract by the current value of an Accumulation Unit for that Sub-account. The number of Accumulation Units is increased by any Net Purchase Payments and decreased by the annual administrative charge, any premium taxes deducted and any full or partial surrenders.

VALUE OF ACCUMULATION UNITS
 The Accumulation Units of each Sub-account of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Sub-account and the deduction of certain charges.
 A Valuation Period is the period beginning at the close of trading on the New York Stock Exchange on each Valuation Date and ends at the close of trading on the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business.
 The value of an Accumulation Unit in a Sub-account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Val-uation Period, multiplied by the Net Investment Factor for that Sub-account for the Valuation Period for which the Accumulation Unit value is being calcu-lated. The Net Investment Factor is a number representing the change in the value of Sub-account assets on successive Valuation Dates due to investment income, realized or unrealized capital gains or losses, deductions for taxes, if any, and deductions for the Mortality Risk Charge.

SURRENDERS
 At any time before the Annuity Commencement Date and during the lifetime of the Annuitant, the Contract Owner may elect to surrender all or any portion of the Contract Value in exchange for a cash withdrawal payment from the Company. Any such election shall be in writing in such form as the Company may require and shall specify the amount of the cash withdrawal payment. At the Contract Owner's request, the Company will provide a form to request a surrender and to notify the Company of the Contract Owner's election whether to have federal income taxes withheld. Such an election will be effective on the date that it is received by the Company at its Administrative and Service Office.
 The amount of the cash withdrawal payment will be equal to the Contract Value at the end of the Valuation Period during which the election becomes effec-tive, or the lesser amount requested. The cash withdrawal payment will result in the liquidation of Accumulation Units with an aggregated value equal to the dollar amount of the cash withdrawal payment. Unless instructed to the con-trary, the Company will liquidate Accumulation Units of all Sub-accounts within the Variable Account in the same proportion that the cash withdrawal payment bears to the Contract Value.

 Any cash withdrawal payment will be paid within seven (7) days from the date the surrender request becomes effective, except as the Company may be permit-ted to defer such payment in accordance with the Investment Company Act of 1940. (See "Suspension of Payment," p. 27.) Payments under the Contract of any amounts derived from Purchase Payments made by check, may be delayed until such time as the check has cleared your bank. If at the time that the Contract Owner makes a partial or full surrender request, he or she has not provided the Company with a

                                    INC-18
written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of any full or partial surrender and remit that amount to the federal government. Moreover, the In-ternal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders. (See "Federal Tax Matters," p. 24.)

RIGHT TO RETURN THE CONTRACT

 The Contract Owner may cancel the Contract within ten (10) days after it is delivered to the Contract Owner by delivering or mailing the Contract and a written notice of revocation to the Company at its Administrative and Service Office. In the event of cancellation, the Company will return all Purchase Payments made under the Contract within seven (7) days after it receives writ-ten notice of cancellation and the returned Contract.

                               CONTRACT CHARGES

 No deduction for sales charges is made from Purchase Payments or upon surren-der. As more fully described below, charges under the contracts are assessed
(1) against the initial Purchase Payments and annually thereafter from the Contract Value for administrative expenses, and (2) against the assets of the Variable Account for the assumption of mortality risk. Premium taxes, if any, are deducted from the Purchase Payment or the Contract Value at the time they are incurred by the Company and the Company reserves the right to make deduc-tions from the Variable Account for income tax liabilities resulting from the operation of the Variable Account.
 Costs of distributing the Contracts will be paid from the Company's general assets. These assets may include proceeds from the mortality charge described below. The Company incurs certain costs, including the obligation to pay cer-tain insurance commissions in connection with the distribution of the Con-tracts.

ADMINISTRATIVE CHARGE
 The Company performs the administrative services for the Contracts and the Variable Account. These services include issuance of the Contracts, mainte-nance of records concerning the Contracts, and valuation services. An adminis-trative charge to cover these expenses is deducted from the initial Purchase Payment and annually thereafter from the Contract Value. The current annual administrative charge is $35.00.
 When the Contract Owner makes the initial investment in the Contract, a pro rata portion of the annual charge for the current year will be deducted from the Purchase Payments. Annually thereafter, on the last day of each year, the annual charge for the next calendar year will be deducted. No part of the an-nual charge will be refunded upon termination of a Contract. In the states of Pennsylvania and South Carolina the annual charge will never exceed $35.00 for Contracts issued in connection with the delivery of this Prospectus.

 PRIOR TO THE ANNUITY COMMENCEMENT DATE, THE ADMINISTRATIVE CHARGE IS NOT GUARANTEED AND, SUBJECT TO LIMITS IMPOSED BY STATE LAW, MAY CHANGE OVER THE YEARS THE CONTRACT IS IN FORCE.

CHARGES FOR MORTALITY RISK
 The mortality risk assumed by the Company arises from the contractual obliga-tion to continue to make annuity payments to each Annuitant regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. Although Variable Annuity Payments made to Annuitants will vary in ac-cordance with the investment performance of the Funds (or the Formerly Eligi-ble

                                    INC-19

Funds), they will not be affected by the mortality experience of persons re-ceiving such payments or of the general population. This assures each Annui-tant that neither the longevity of fellow Annuitants nor an improvement in life expectancy generally will have an adverse effect on the Variable Annuity Payments received under the Contracts. The Company assumes this mortality risk by virtue of annuity payment rates incorporated in the Contract. These rates cannot be changed. (See "Statement of Additional Information -- Annuity Pay-ment Rates," p. 6.)
 For assuming this mortality risk, the Company deducts from the daily net as-set value of the Variable Account an amount, computed on a daily basis, which is equal to an effective annual rate of 0.8%. If this amount is insufficient to cover the actual costs, the loss will be borne by the Company; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. To the extent that this charge results in a profit to the Company, such profit will be available for use by the Company for, among other things, the payment of distribution, sales and other expenses. The level of this charge is guaranteed and will not change. A mortality risk charge is assessed during the annuity phase for all options including those that do not carry a life contingency.

DEDUCTIONS FOR TAXES
 Any premium taxes or other similar taxes (herein collectively referred to as "premium taxes") levied by any governmental entity as a result of the exist-ence of the Contracts will be deducted from Contract Values when incurred. Premium taxes are generally levied at the Annuity Commencement Date. As of the date of this prospectus, the current range of state premium taxes is from 0.0% to 3.5%.
 The Company does not expect to incur any federal income tax liability attrib-utable to investment income or capital gains retained as part of the reserve under the Contracts. Based on these expectations, no charge is being made cur-rently to the Variable Account for corporate federal income taxes which may be attributable to Variable Account. However, if the tax laws change such that there is tax liability, the Company may review from time to time the need to make a charge for any taxes attributable to the income of the Variable Ac-count.
 Under present laws, the Company does not incur state or local taxes (other than premium taxes), and therefore, does not charge for these taxes. If there is a change in state or local tax laws, charges for such taxes, if any, at-tributable to the Variable Account may be made.

THE VARIABLE INSURANCE PRODUCTS FUND, VARIABLE INSURANCE PRODUCTS FUND II AND VARIABLE INSURANCE PRODUCTS FUND III EXPENSES
 The value of the assets in the Variable Account will reflect the value of the Funds' (or the Formerly Eligible Fund) shares and, therefore, the fees and ex-penses paid by the Funds (or the Formerly Eligible Fund). A complete descrip-tion of the expenses and deductions from the portfolios are found in the indi-vidual Fund prospectuses.

                          BENEFITS UNDER THE CONTRACT

DEATH BENEFIT
 In the event of the death of the Annuitant prior to the Annuity Commencement Date, the Company, upon receipt of Due Proof of Death of the Annuitant, will pay a death benefit to the Beneficiary designated by the Contract Owner. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

                                    INC-20

 The death benefit payable in the event of the death of the Annuitant prior to the Annuity Commencement Date is equal to the Contract Value. The Accumulation Unit values used in determining the amount of death benefit will be the values for the next subsequent Valuation Period following the date all of the items listed below have been received by the Company: written notice of death of the Annuitant; Due Proof of Death of the Annuitant; and an election to pay the proceeds as a single cash payment or under an Annuity Option.
 If no election as to how the proceeds should be paid was made by the Contract Owner prior to the Annuitant's death, the Beneficiary may elect one of the An-nuity Options or a lump sum cash payment within 90 days after the Company re-ceives notification of death. To comply with federal tax law, however, the Beneficiary must choose an Annuity Option within 60 days after the lump sum first became payable in order to receive favorable tax treatment.

IRS REQUIRED DISTRIBUTIONS
 For Contracts issued on or after January 19, 1985, federal tax law requires that if the Contract Owner or any Joint Contract Owner dies before the Annuity Commencement Date, the entire value of the Contract must generally be distrib-uted within five (5) years of the date of death of the Contract Owner or the Joint Contract Owner. Special rules may apply to spouses of the deceased own-er. See the Statement of Additional Information for a detailed description of these rules.

                               ANNUITY PAYMENTS

ANNUITY COMMENCEMENT DATE
 Unless the Annuity Commencement Date is changed, Annuity Payments under a Contract will begin on the Annuity Commencement Date which is selected by the Contract Owner at the time the Contract is applied for. The Annuity Commence-ment Date may be changed from time to time by the Contract Owner by written notice to the Company, provided that notice of each change is received by the Company at its Administrative and Service Office at least thirty (30) days prior to the then current Annuity Commencement Date. Except as otherwise per-mitted by the Company, a new Annuity Commencement Date must be a date which is: (1) at least thirty (30) days after the date notice of the change is re-ceived by the Company; (2) the first day of a month; and (3) not later than the first day of the first month following the Annuitant's 75th birthday. Cur-rently, the Company permits the new Annuity Commencement Date to begin as late as the first day of the first month following the Annuitant's 85th birthday. The Annuity Commencement Date may also be changed by the Beneficiary's elec-tion of the Annuity Option after the Annuitant's death.

ELECTION OF ANNUITY OPTIONS
 During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contract Owner may elect any one of the Annuity Options described in this Prospectus. The Contract Owner may also change any election, but written notice of any election or change of election must be received by the Company at its Administrative and Service Office at least thirty (30) days prior to the Annuity Commencement Date. If no election is in effect on the thirtieth day prior to the Annuity Commencement Date, Annuity Option 3 for a life annu-ity with 120 monthly payments guaranteed will be deemed to have been elected on a variable basis. At such time as one of the Annuity Options under the Con-tract may become operative, a supplementary agreement will be issued by the Company setting forth the terms of the option elected.
 During the lifetime of the Annuitant, the Contract Owner may elect that all or any part of the Death Benefit be applied under any one of the Annuity Op-tions listed in the Contract or in any other

                                    INC-21
manner agreeable to the Company. If no election as to the Annuity Option has been selected by the Contract Owner at the time of death of the Annuitant, such an election may be made by the Beneficiary.

ANNUITY OPTIONS
 Annuity payments may be made under any one of the Annuity Options described below or in any other manner agreeable to the Company. Annuity payments will be made on either a fixed basis or a variable basis as selected by the Con-tract Owner (or the Beneficiary, after the Annuitant's death). The effect of choosing a Fixed Annuity Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Annuity Op-tion is selected, the Contract Value will be transferred to the general ac-count of the Company, and the annuity payments will be fixed in amount and du-ration by the fixed annuity provisions selected and the age and sex of the An-nuitant. For further information, contact the Company at its Administrative and Service Office.
 The Contract provides four Annuity Options which are described below; howev-er, the Contract Owner may not select more than one. All of these are offered as either "Fixed Annuity Options" or "Variable Annuity Options." Under Annuity Options 1 and 2, it would be possible for only one annuity payment to be made if the Annuitant(s) were to die before the due date of the second annuity pay-ment, only two annuity payments if the Annuitant(s) were to die before the due date of the third annuity payment, and so forth. Therefore, under Annuity Op-tions 1 and 2 the Contract Value may not be returned.
 ANNUITY OPTION 1 -- Life Annuity: This option provides monthly payments dur-ing the lifetime of the Annuitant ceasing with the last payment due prior to the death of the Annuitant. This option offers the highest level of monthly payments because no further payments are payable after the death of the Annui-tant and there is no provision for a death benefit payable to a Beneficiary.
 ANNUITY OPTION 2 -- Joint and Survivor Annuity: This option provides monthly payments during the joint lifetime of the Annuitant and designated second per-son and during the lifetime of the survivor. As in the case of Annuity Option 1, there is no guaranteed number of payments and there is no provision for a death benefit payable to a Beneficiary under this option.

 ANNUITY OPTION 3 -- LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED:
This option provides monthly payments during the lifetime of the Annuitant and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the event of the death of the Annuitant under this op-tion, the Contract provides that any guaranteed monthly payments will be paid to the Beneficiary during the remaining months of the term selected, provided that the Beneficiary may, at any time, elect to receive the discounted value of the remaining payments, if any, in one sum. The discounted value for Fixed or Variable Annuity Payments will be based on interest compounded annually at the applicable assumed interest rate used in determining the first annuity payment. (See "Determination of Annuity Payments," p. 23.) Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed number of payments remaining after the Company receives notice of the death of the Beneficiary, computed at the applicable assumed interest rate shall be paid in a lump sum to the estate of the Beneficiary. Such pres-ent value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received by the Company at its Administrative and Service Office.
 ANNUITY OPTION 4 -- Cash or Unit Refund Life Annuity: This option provides monthly payments during the lifetime of the Annuitant terminating with the last payment due prior to the death

                                    INC-22
of the Annuitant. An additional payment will be made to the Beneficiary which for a Variable Annuity will equal the Annuity Unit value as of the date that notice of death of the Annuitant in writing is received by the Company at its Administrative and Service Office, multiplied by the excess, if any, of (a) over (b) where (a) is the Contract Value applied at the Annuity Commencement Date under this option, divided by the Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of the number of Annuity Units rep-resented by each Variable Annuity Payment paid to the Annuitant and the number of Variable Annuity Payments made. For Fixed Annuity Payments, the Annuity Unit Value shall be $1. Therefore, (a) is the Contract Value as of the Annuity Commencement Date, while (b) is the sum of all Fixed Annuity Payments made.

DETERMINATION OF ANNUITY PAYMENTS
 On the Annuity Commencement Date the Contract's Annuity Purchase Value will be applied to provide for Annuity Payments under the selected annuity option as specified. The Annuity Purchase Value will be equal to the Contract Value for the Valuation Period which ends immediately preceding the Annuity Com-mencement Date, reduced by an applicable premium or similar taxes.
 Fixed Annuity Payments are determined by the Annuity Payment rates based on the current assumed rate of interest as determined by the Company at the Annu-ity Commencement Date. The assumed interest rate may be changed upon the Company's discretion; however, the minimum guaranteed interest rate is 3.5%. If, at the time the annuity payments begin, the Contract Owner has not pro-vided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government.
 The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates based on the assumed interest rate selected by the Annuitant. Under the Contract, the Annuitant has some flexi-bility in choosing the assumed rate of interest to be used in connection with the Variable Annuity Payments. The Annuitant may choose among interest rates offered by the Company at the Annuity Commencement Date. Currently, the Com-pany offers assumed interest rates of 3.5% and 7.5%.
 If the Annuitant chooses a higher assumed interest rate, as compared to choosing the lowest rate offered, Variable Annuity Payments would start at a higher level but would increase more slowly and decrease more rapidly. There-fore, election of a higher assumed rate of interest would result in a higher first monthly Variable Annuity Payment, but would increase the possibility of reduced future payments during the periods when net investment performance of the Sub-account did not exceed the higher assumed rate of interest.
 All Variable Annuity Payments other than the first are calculated using Annu-ity Units which are credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-account is determined by dividing that portion of the first Variable Annuity Payment attributable to that Sub-account by the Annuity Unit value of that Sub-account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-account credited to the Contract then re-mains fixed. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each par-ticular Sub-account credited to the Contract by the Annuity Unit value for the particular Sub-account for the Valuation Period which ends immediately preced-ing the due date of each subsequent payment. Furthermore, after the Annuity Commencement Date, the Contract Owner may reallocate all or part

                                    INC-23
of the values held in one Sub-account to one or more other Sub-accounts. (See Statement of Additional Information -- "Reallocation of Contract Values after the Annuity Commencement Date", p. 5.)

ADJUSTMENT OF ANNUITY PAYMENTS
 If the Contract Value on the Annuity Commencement Date is less than $5,000, the Company may pay such value in one sum in lieu of the payments otherwise provided for. If the Contract Value is not less than $5,000, but the payments provided for would be or become less than $50, the Company may change, at its discretion, the frequency of payments to such intervals as will result in pay-ments of at least $50.

                              FEDERAL TAX MATTERS

INTRODUCTION
 THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.
 The Contracts are designed for use by individuals in retirement plans which will not be qualified plans under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of federal income taxes on the Contract Value, on Variable Annuity Payments and on the economic bene-fit to the Contract Owner, Annuitant or Beneficiary depends on the tax status of both the Company and the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to con-sider any applicable state or other tax laws. The discussion contained herein reflects the Company's understanding of current federal income tax laws appli-cable to the Company and to variable annuity contracts used in connection with retirement plans which are not qualified plans under the Code. Moreover, the discussion herein is limited to a consideration of the taxation of variable annuity contracts funded by investments in shares of the Funds. The discussion contained herein does not attempt to discuss the tax treatment applicable to variable annuity contracts funded by investments in shares of the Formerly El-igible Funds which is different from the treatment discussed herein. No repre-sentation is made regarding the likelihood of continuation of current federal income tax laws or the current interpretations by the Internal Revenue Serv-ice. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDER-AL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CON-TRACTS.

TAXATION OF ANNUITIES IN GENERAL
 THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS AN ANNU-ITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES. THE STATEMENT OF ADDITIONAL IN-FORMATION DISCUSSES SUCH QUALIFICATIONS.

 An annuity Contract Owner generally is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a cash payment re-ceived by withdrawing all or part of the cash value or as annuity payments un-der the annuity option elected. For this purpose, the assignment or pledge of, or the agreement to assign or pledge, any portion of the value of a Contract will be treated as a distribution. The taxed portion of a distribution (in the form of a lump sum payment or an annuity) is taxed as ordinary income. Howev-er, for purchase payments made after February 28, 1986, an owner of a Contract who is not a natural person (subject to limited exceptions) generally will be taxed on any increase in the Contract's Contract value during the

                                    INC-24
taxable year, even if no distribution occurs. There are, however, exceptions to this rule which you may wish to discuss with your tax counsel. The follow-ing discussion applies to Contracts owned by natural persons.
 Except as provided below, in the case of a partial withdrawal under a Con-tract, amounts received are first treated as taxable income to the extent that the Contract Value of the Contract immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. However, in the case of a withdrawal under a Contract issued before August 14, 1982, and allocable to an "investment in the contract" made before that date, amounts received are treated as taxable income only to the extent that they exceed the "investment in the contract." Upon a full surren-der of the Contract, amounts received in excess of the "investment in the con-tract" will be treated as taxable income. The "investment in the contract" generally equals the portion, if any, of any Purchase Payment paid by or on behalf of an individual under a Contract which is not excluded from the indi-vidual's gross income.
 Although the tax consequences may vary depending on the form of annuity se-lected under the Contract, the recipient of an Annuity Payment under a Con-tract generally is taxed on the portion of such payment that exceeds the "in-vestment in the contract." For Variable Annuity Payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic pay-ments. For Fixed Annuity Payments, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payment for the term of the payment; however, the remainder of each Annuity Payment is tax-able. For individuals whose Annuity Commencement Date is after December 31, 1986, any distribution received subsequent to the investment in the Contract being recovered will be fully taxable.

 There may be imposed a penalty tax on distributions equal to ten percent (10%) of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, which generally include: (1) distributions received on or after owner's age 59 1/2, death of the owner, or disability of the own-er; (2) distributions received in substantially equal installments as a life annuity (subject to special "recapture" rules if the series of payments is subsequently modified), and (3) distributions allocable to the "investment in the contract" and attributable earnings thereon before August 14, 1982.

DEATH BENEFIT.

 Amounts may be distributed from a Contract because of the death of an Annui-tant or Contract Owner. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or (ii) if dis-tributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the Con-tract is not affected by the Owner's or Annuitant's death. That is, the in-vestment in the Contract remains the amount of any Purchase Payments paid which were not excluded from gross income.
 The Company will withhold and remit to the U.S. Government a part of the tax-able portion of each distribution made under a Contract unless the Contract Owner or Annuitant notifies the Company at or before the time of the distribu-tion that he or she chooses not to have any amounts withheld.

                                    INC-25

 All non-qualified, deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income.
 The foregoing comments about the federal income tax consequences under Con-tracts issued by the Company are not exhaustive, and special rules apply in other situations not discussed in this Prospectus. The discussion herein also reflects the Company's understanding of current law. No assurance can be given that the present deferred tax treatment of variable annuity contracts will re-main unaffected by future actions of Congress. Accordingly, a prospective pur-chaser should consult a qualified tax adviser.

PROPOSED TAX LEGISLATION
 In past years, legislation has been proposed in the U.S. Congress that would have adversely modified the federal taxation of certain annuities. For exam-ple, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress was not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annui-ties could change by legislation or other means (such as IRS regulations, rev-enue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

                              GENERAL PROVISIONS

OWNERSHIP OF THE CONTRACT
 The Contract shall belong to the Contract Owner upon issuance of the Contract after completion of an application and delivery of the initial Purchase Pay-ment. Prior to the Annuity Commencement Date, the Contract Owner shall be the person so designated in the application. A Contract Owner may appoint another person (the "Contingent Contract Owner") to succeed to ownership of the Con-tract in the event of the death of the Contract Owner prior to the Annuity Commencement Date. The Contract Owner may appoint or change the Contingent Contract Owner or Beneficiary at any time prior to the Annuity Commencement Date. All Contract rights and privileges may be exercised by the Contract Owner without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Contract Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Contract Owner on the death of the Annuitant.

ASSIGNMENT
 During the lifetime of the Annuitant, the Contract Owner may assign any rights or benefits provided by the Contract. An assignment will not be binding on the Company until a copy has been filed at its Administrative and Service Office. The rights and benefits of the Contract Owner and Beneficiary are sub-ject to the rights of the assignee. The Beneficiary may not assign any payment under the Contract before the payment becomes due.

BENEFICIARY
 The Beneficiary designation contained in the application will remain in ef-fect until changed. The interest of any Beneficiary is subject to the particu-lar Beneficiary surviving the Annuitant. The Contract Owner may change or re-voke the designation of a Beneficiary at any time while the

                                    INC-26

Annuitant is living by filing with the Company a written beneficiary designa-tion or revocation in such form as the Company may require. The change or rev-ocation will not be effective and binding upon the Company until it is re-ceived by the company at its Administrative and Service Office. The Annuitant named in the Contract, however, may not be changed.

AMENDMENTS
 The Company reserves the right to amend the Contracts to meet the require-ments of the Investment Company Act of 1940 or other applicable federal or state laws or regulations. No contract may be modified by the Company without the consent of the Contract Owner except as may be required by applicable law.

SUSPENSION OF PAYMENT
 The Company reserves the right to suspend or postpone the date of any payment of death benefits or cash withdrawals (1) for any period during which the New York Stock Exchange is closed (other than customary week-end and holiday closings) or during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (2) for any period during which an emergency exists as a result of which disposal of securities held in any separate account is not reasonably practicable, or it is not rea-sonably practicable to fairly determine the value of such assets; or (3) for such other periods as the Securities and Exchange Commission may by order per-mit for the protection of security holders or as may be permitted under the Investment Company Act of 1940.

NON-PARTICIPATING
 The Contracts are non-participating. No dividends are payable and the Con-tracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX
 If the age or sex of the Annuitant or Designated Annuitant has been misstat-ed, the Company will change the annuity benefit payable to that which the Pur-chase Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or the Beneficiary. The age of the Annuitant or Designated Annuitant may be established at any time by the submission of proof satisfactory to the Company.

                           DISTRIBUTION OF CONTRACTS

 The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representa-tives of broker-dealers registered under the Securities Exchange Act of 1934 which are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed through Fidelity Brokerage Services, Inc. ("Fi-delity Brokerage") and Fidelity Insurance Agency, Inc. ("Fidelity Insurance"), which are affiliated with FMR. Fidelity Brokerage, the principal underwriter of the Contracts, is a member of the National Association of Securities Deal-ers, Inc. Fidelity Distributors Corporation ("Fidelity Distributors"), an af-filiate of FMR, was incorporated under the laws of Massachusetts on July 18, 1960, is also the distributor of funds in the Fidelity Family of Funds and other funds advised by FMR and funds advised by other companies. The principal business address of Fidelity Brokerage, Fidelity Insurance and Fidelity Dis-tributors is 82 Devonshire Street, Boston, Massachusetts 02109.

                                    INC-27

 The Company has agreed to pay insurance commissions to Fidelity Insurance for its services as an insurance general agent in distributing the Contracts which will equal 0.55% on an annual basis of the daily net asset value of the Vari-able Account. Fidelity Insurance may appoint subagents to whom it will pay a portion of its commissions.

                           VOTING RIGHTS AND REPORTS

 In accordance with its view of present applicable law, the Company will vote the Funds' shares and the Formerly Eligible Fund shares held in the Variable Account at regular and special meetings of shareholders of the Funds and the Formerly Eligible Funds in accordance with instructions received from persons having a voting interest in the Variable Account. However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company de-termines that it is permitted to vote such shares in its own right, it may elect to do so.
 Prior to the Annuity Commencement Date, the Contract Owner exercises the vot-ing rights under the Contract. After the Annuity Commencement Date, the person having the voting interest shall be the person then entitled to receive Vari-able Annuity Payments. Prior to the Annuity Commencement Date, the number of votes which a person has the right to cast will be determined by applying such person's percentage interest in a Sub-account to the total number of votes at-tributable to the Sub-account. After the Annuity Commencement Date, the number of votes attributable to a Contract is determined by applying the percentage interest reflected by the reserve for such Contract by the total number of votes attributable to the Sub-account. After the Annuity Commencement Date the votes attributable to a Contract decrease as such percentage interest de-creases. Voting instructions will be solicited by written communications prior to the date of the meeting at which votes are to be cast.
 Shares of the Funds and Formerly Eligible Funds held in a Sub-account as to which no timely instructions are received or as to which Contract Owners do not have an interest will be voted by the Company in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in a Sub-account will receive proxy mate-rial, reports and other material relating to the Funds and the Formerly Eligi-ble Funds. In addition, every person having voting rights will receive such reports or prospectuses concerning the Variable Accounts as may be required by the Investment Company Act of 1940 and the Securities Act of 1933. The Company will also send such statements reflecting transactions involving the Contract as may be required by applicable laws, rules and regulations.

                               LEGAL PROCEEDINGS

 No material legal proceedings are pending against the Variable Account, the Company, its subsidiaries or Fidelity Brokerage.

                                    INC-28

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                                           PAGE
PFL Life Insurance Company................................................   3
The Contracts.............................................................   3
 Reallocation of Contract Values After the Annuity Commencement Date......   3
 Accumulation Units.......................................................   3
 Illustration of Accumulation Unit Value Calculations.....................   4
 Reinvestment of Fund Distributions.......................................   4
Contract Charges..........................................................   5
 Administrative Charge....................................................   5
 Charges for Mortality Risk...............................................   5
Benefits Under the Contract...............................................   5
 Death Benefit............................................................   5
 IRS Required Distribution................................................   6
Annuity Payments..........................................................   6
 Annuity Unit Value.......................................................   6
 Annuity Payment Rates....................................................   6
 Illustration of Calculations for Annuity Unit Value and Variable Annuity
   Payments...............................................................   6
 Performance..............................................................   7
 Total Return.............................................................   8
 Yields...................................................................   9
Federal Tax Matters.......................................................   9
 Tax Treatment of the Company.............................................   9
 Diversification Requirements.............................................  10
 Owner Control............................................................  10
Distribution of the Contracts.............................................  10
Custody of Assets.........................................................  11
State Regulation..........................................................  11
Records and Reports.......................................................  11
Independent Auditors......................................................  11
Other Information.........................................................  11
Financial Statements......................................................  12

                                     INC-29

                                APPENDIX A

  FORMERLY ELIGIBLE SUB-ACCOUNTS -- THESE SUB-ACCOUNTS ARE NO LONGER AVAILABLE
                                 FOR INVESTMENT

                     FIDELITY DAILY INCOME TRUST SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $ 3.09412               $3.252838             114,662.042
1995          2.921185                3.094122             131,063.459
1994          2.812357                2.921185             190,668.116
1993          2.736044                2.812357             158,275.684
1992          2.641072                2.736044             243,997.001
1991          2.495176                2.641072             268,694.048
1990          2.313482                2.495176             339,345.456
1989          2.120570                2.313482             323,342.240
1988          1.977108                2.120570             351,832.648
1987          1.860549                1.977108             411,855.441

                        FIDELITY CASH RESERVES SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $ 3.10811               $3.268738              23,164.006
1995          2.934039                3.108117              23,192.241
1994          2.822897                2.934039              27,720.506
1993          2.742508                2.822897              29,444.337
1992          2.643311                2.742508              47,677.285
1991          2.493319                2.643311              60,818.839
1990          2.312283                2.493319              88,660.193
1989          2.122897                2.312283             102,882.970
1988          1.979215                2.122897             108,627.416
1987          1.859726                1.979215             171,381.094

              FIDELITY GOVERNMENT SECURITIES FUND, LTD. SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $ 4.61802               $     N/A                   0.000
1995          3.911039                4.618027               8,068.949
1994          4.009576                3.911039               8,076.564
1993          3.676253                4.009576               8,085.472
1992          3.404732                3.676253               8,094.201
1991          2.934545                3.404732               8,103.722
1990          2.678442                2.934545               8,114.001
1989          2.376907                2.678442               8,125.927
1988          2.236112                2.376907               8,138.994
1987          2.213017                2.236112              24,310.778


                                     INC-30

                   FIDELITY CAPITAL AND INCOME FUND SUB-ACCOUNT
      ----------------------------------------------------------------------
      Accumulation Unit Value Accumulation Unit Value Number of Accumulation
       at Beginning of Year       at End of Year       Units at End of Year
1996         $6.74430                $7.515932              21,049.298
1995         5.777672                 6.744302              25,993.308
1994         6.060768                 5.777672              35,622.255
1993         4.850494                 6.060768              43,008.701
1992         3.785099                 4.850494              70,510.002
1991         2.912437                 3.785099              94,291.263
1990         3.029998                 2.912437             112,223.477
1989         3.130904                 3.029998             140,750.477
1988         2.782925                 3.130904             175,640.223
1987         2.748078                 2.782925             184,937.624

                                     INC-31

TABLE OF CONTENTS                                                          PAGE
DEFINITIONS...............................................................    2
QUESTIONS AND ANSWERS ABOUT THE CONTRACT..................................    4
EXPENSE DATA SUMMARY......................................................    7
CONDENSED FINANCIAL INFORMATION...........................................    9
FINANCIAL STATEMENTS......................................................   12
PFL LIFE INSURANCE COMPANY AND THE FIDELITY VARIABLE ANNUITY ACCOUNT......   12
 The Company..............................................................   12
 The Variable Account.....................................................   12
THE VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND
 II.......................................................................   13
 Additions, Deletions or Substitutions of Investments.....................   16
THE CONTRACTS.............................................................   16
 Purchase of the Contracts................................................   16
 Allocation and Reallocation of Net Purchase Payments.....................   17
 Value of Accumulation Units..............................................   18
 Surrenders...............................................................   18
 Right to Return the Contract.............................................   19
CONTRACT CHARGES..........................................................   19
 Administrative Charge....................................................   19
 Charges for Mortality Risk...............................................   19
 Deductions for Taxes.....................................................   20
 The Variable Insurance Products Fund, Variable Insurance Products Fund II
  and Variable Insurance Products Fund III Expenses.......................   20
BENEFITS UNDER THE CONTRACT...............................................   20
 Death Benefit............................................................   20
 IRS Required Distributions...............................................   21
ANNUITY PAYMENTS..........................................................   21
 Annuity Commencement Date................................................   21
 Election of Annuity Options..............................................   21
 Annuity Options..........................................................   22
 Determination of Annuity Payments........................................   23
 Adjustment of Annuity Payments...........................................   24
FEDERAL TAX MATTERS.......................................................   24
 Introduction.............................................................   24
 Taxation of Annuities in General.........................................   24
 Death Benefit............................................................   25
 Proposed Tax Legislation.................................................   26
GENERAL PROVISIONS........................................................   26
 Ownership of the Contract................................................   26
 Assignment...............................................................   26
 Beneficiary..............................................................   26
 Amendments...............................................................   27
 Suspension of Payment....................................................   27
 Non-Participating........................................................   27
 Misstatement of Age or Sex...............................................   27
DISTRIBUTION OF CONTRACTS.................................................   27
VOTING RIGHTS AND REPORTS.................................................   28
LEGAL PROCEEDINGS.........................................................   28
STATEMENT OF ADDITIONAL INFORMATION.......................................   29

FIDELITY
INCOME
PLUS

PROSPECTUS

MAY 1, 1997

                                     INC-32

                      STATEMENT OF ADDITIONAL INFORMATION

                             FIDELITY INCOME PLUS

                     THE FIDELITY VARIABLE ANNUITY ACCOUNT

                  STATEMENT OF ADDITIONAL INFORMATION FOR THE
                     INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                  Offered by

                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

  This Statement of Additional Information supplements the information found in the current Prospectus for the Individual Variable Annuity Contracts ("Contract") offered by PFL Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1997, without charge by calling Fidelity Investments; for Sales information call toll free 800-544-2442; for Service and Account information call toll free 800-634-4672. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

Dated May 1, 1997

                               TABLE OF CONTENTS

                                                                     PROSPECTUS
                                                                PAGE    PAGE
                                                                ---- ----------
PFL Life Insurance Company.....................................   3      12
The Contracts..................................................   3      16
  Reallocation of Contract Values After the Annuity Commence-
   ment Date...................................................   3
  Accumulation Units...........................................   3      18
  Illustration of Accumulation Unit Value Calculations.........   4
  Reinvestment of Fund Distributions...........................   4
Contract Charges...............................................   5      19
  Administrative Charge........................................   5      19
  Charges for Mortality Risk...................................   5      19
Benefits Under the Contract....................................   5      20
  Death Benefit................................................   5      20
  IRS Required Distribution....................................   6      21
Annuity Payments...............................................   6      21
  Annuity Unit Value...........................................   6
  Annuity Payment Rates........................................   6
  Illustration of Calculations for Annuity Unit Value and
   Variable Annuity Payments...................................   6
  Performance..................................................   7
  Total Return.................................................   8
  Yields.......................................................   9
Federal Tax Matters............................................   9      24
  Tax Treatment of the Company.................................   9
  Diversification Requirements.................................  10
  Owner Control................................................  10
Distribution of the Contracts..................................  10      27
Custody of Assets..............................................  11
State Regulation...............................................  11
Records and Reports............................................  11
Independent Auditors...........................................  11
Other Information..............................................  11
Financial Statements...........................................  12

                          PFL LIFE INSURANCE COMPANY

  PFL Life Insurance Company ("Company") is a stock life insurance company incorporated under the laws of the State of Iowa on April 19, 1961 under the name "NN Investors Life Insurance Company, Inc." On January 1, 1991, the name was changed from NN Investors Life Insurance Company, Inc. to PFL Life Insurance Company. All of its products, including life insurance, annuities, and accident and health insurance, have been approved by the various states where offered.

  All of the stock of the Company is indirectly owned by AEGON USA, Inc., an insurance holding company, which is a wholly-owned indirect subsidiary of AEGON, N.V., a holding company organized under the laws of The Netherlands and engaged, through subsidiaries and associated companies, mainly in the insurance and financial services industries.

                                 THE CONTRACTS

REALLOCATION OF CONTRACT VALUES AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, the Contract Owner may reallocate the value of a designated number of Annuity Units of a Sub-account, then credited to a Contract, into an equal value of Annuity Units of one or more other Sub-accounts. The reallocation shall be based on the relative value of the Annuity Units of the Sub-accounts at the end of the Valuation Date on the next payment date. The request must be in writing to our Administrative and Service Office. There is no charge assessed in connection with such reallocation. The Company reserves the right to limit the number of times a reallocation of Contract Value may be made in any given calendar year.

ACCUMULATION UNITS

  Upon allocation to the selected Sub-account, Net Purchase Payments are converted into Accumulation Units of the Sub-account. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Sub-account by the value of an Accumulation Unit for that Sub-account as next determined after the Purchase Payment is received at the Administrative and Service Office or, in the case of the initial Purchase Payment, when the Contract application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1 at the inception of each Sub-account. Thereafter, the value of Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

  An index (the "Net Investment Factor") which measures the investment performance of a Sub-account during a Valuation Period is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Contract Owner bears this investment risk. The Net Investment Performance of a Sub-account and deduction of certain charges affect the Accumulation Unit Value.

  The Net Investment Factor for any Sub-account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result. For purposes of this calculation:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Sub-account determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Sub-account if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by the Company to have resulted from the investment operations of the Sub-account and for which it has created a reserve;

    (b) is the net asset value per share of the shares held in the Sub-account determined as of the end of the immediately preceding Valuation Period.

    (c) is the charge for mortality risk during the Valuation Period equal on an annual basis to 0.8% of the daily net asset value of the Sub-account.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR

  Net Investment Factor = A + B - C - E

                        D

Where: A =  The Net Asset Value of an Underlying Fund share as of the end of the current Valuation Period.
            Assume........................................... = $11.57

      B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
            Assume................................................ = 0

      C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume................................................ = 0

      D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume........................................... = $11.40

            The daily deduction for mortality risk, which totals 0.8% on an
 E =        annual basis.
            On a daily basis............................. = 0.00002183

Then, the Net Investment Factor = 11.57 + 0 - 0 - 0.00002183 = 1.01489045
                                  -------------
                                      11.40

FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

   Where:   The Accumulation Unit Value for the immediately preceding
      A =   Valuation Period.
            Assume........................................ = $1.347125

      B =   The Net Investment Factor for the current Valuation Period.
            Assume....................................... = 1.01489045

Then, the Accumulation Unit Value = $1.347125 X 1.01489045
                                    ---------
                                  = $1.367184

REINVESTMENT OF FUND DISTRIBUTIONS

  The Funds and the Formerly Eligible Funds have as a policy the current distribution of income and capital gains. However, under the Contracts, there is an automatic reinvestment of such distributions in the Funds.

                               CONTRACT CHARGES

ADMINISTRATIVE CHARGE

  The Company performs the administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

CHARGES FOR MORTALITY RISK

  A mortality risk charge equal to an annual charge of 0.8% of the daily net asset value of the Variable Account is deducted daily.

                          BENEFITS UNDER THE CONTRACT

DEATH BENEFIT

  During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contract Owner may elect to have the Contract Value applied under any one of the Annuity Options. If no election of a method of settlement of the death benefit by the Contract Owner is in effect on the date of death of the Annuitant, the Beneficiary may elect (a) to receive the death benefit in the form of a cash payment; or (b) to have the Contract Value applied under one of the Annuity Options subject to the distribution after death rules described below in the case of Contracts issued after January 18, 1985; or (c) continue the Contract as the new Contract Owner/Annuitant if the contract was issued after January 18, 1985, and the Beneficiary was the surviving spouse of the Annuitant at the time of death. If settlement of the death benefit under an Annuity Option is elected, the Annuity Commencement Date shall be the date specified in the election but no later than ninety (90) days after receipt by the Company of notification of the death of the Annuitant. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any election of a method of settlement of the death benefit by the Contract Owner will become effective on the date it is received by the Company at its Administrative and Service Office. Any election of a method of settlement of the death benefit by the Beneficiary will become effective on the later of: (a) the date the election is received by the Company at its Administrative and Service Office: and (b) the date notification of death and due proof of the death of the Annuitant is received by the Company. If an election by the Beneficiary is not received by the Company within ninety (90) days following the date notification of the death of the Annuitant is received by the Company at its Administrative and Service Office, the Beneficiary will be deemed to have elected a cash payment as of the last day of the ninety (90) day period.

  If the death benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date the election is deemed to become effective. If the death benefit is to be paid to the Contract Owner or the Contract Owner's estate, payment will be made within seven (7) days of the date Due Proof of Death is received by the Company. Payment will be made in accordance with any applicable laws and regulations governing payment of death benefits. Notwithstanding the foregoing, the Company may be permitted to defer such payment in accordance with the Investment Company Act of 1940.

  The taxable portion of a lump sum payment of the death benefit is subject to tax at ordinary income rates. If the Beneficiary elects to receive the death benefit under an Annuity Option within sixty (60) days after the death benefit becomes payable in a lump sum, the Beneficiary will recognize such ordinary income as payments are received. However, if the election is not made within sixty (60) days after the lump sum first became payable, the entire death benefit will be subject to tax in the current tax year, irrespective of whether the death benefit is actually received as a lump sum or as a series of payments under an Annuity Option elected.

IRS REQUIRED DISTRIBUTION

  If the Contract Owner or any Joint Contract Owner of the Contract dies before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contracts qualify as annuities under the Internal Revenue Code.

  For Contracts issued after January 18, 1985, if the death occurs on or after the Annuity Commencement Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Commencement Date, the Contract Value generally must be paid out to the beneficiary within five years after the death. However, if an Annuity Option is elected by the beneficiary, the Contract Value may be distributed as an annuity over the lifetime of the beneficiary, as long as the distribution does not extend beyond the life expectancy of the beneficiary and the distribution begins within one year after the Contract Owner's (or Joint Contract Owner's) death. If any portion of the Contract Owner's interest is payable to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. For Contracts issued before January 19, 1985, the Contract Value will be paid out in accordance with the Annuity Option elected by the beneficiary.

                               ANNUITY PAYMENTS

ANNUITY UNIT VALUE

  The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Sub-account exceeds the assumed interest rate, which is selected by the Annuitant upon the Annuity Commencement Date. Conversely, Annuity Unit Values fall if the net investment performance of the Sub-account is less than the assumed rate.

  The Annuity Unit Value of each Sub-account is arbitrarily established at $1.00 for the first Valuation Period of the particular Sub-account. The Annuity Unit Value for the particular Sub-account for any Valuation Period is determined by multiplying the Annuity Unit Value for the particular Sub-account for the immediately preceding Valuation Period by the Net Investment Factor for the particular Sub-account for the current Valuation Period, and then multiplying that product by a factor to neutralize the assumed interest rate used to establish the annuity payment rate found in the Contract.

ANNUITY PAYMENT RATES

  The Contract contains Annuity Payment Rates for each Annuity Option described in the Prospectus. The rates show, for each $1,000 applied, the dollar amount of the first monthly Variable Annuity Payment when this payment is based on the minimum guaranteed interest rate of 3.5% per year. The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The Annuity Payment Rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Contract also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A x B x C

   Where:
      A =
            Annuity Unit Value for the immediately preceding Valuation Period.
            Assume........................................ = $1.097696

      B = Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated.
            Assume......................................... = 1.005200

      C = A factor to neutralize the assumed interest rate of 3% built into the Annuity Tables used.
            Daily factor equals............................ = 0.999906

Then, the Annuity Unit Value is: $1.097696 x 1.005200 x 0.999906 = $1.103300


              FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                    FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment =  A    x    B
                                        ------
                                        $1,000

Where:
      A =   The Annuity Purchase Value as of the Annuity Commencement Date.
            Assume....................................... = $15,000.00

      B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Contract.
            Assume............................................ = $6.10

Then, the first Monthly Variable Annuity Payment = $15,000 x $6.10 = $91.50
                                                   -------
                                                   $ 1,000

        FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY
          UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units =  A
                          ---
                           B

Where:
      A =   The dollar amount of the first monthly Variable Annuity Payment.
            Assume........................................... = $91.50

      B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
            Assume........................................ = $1.103300

Then, the number of Annuity Units =  $91.50  = 82.933019
                                    ---------
                                    $1.103300

PERFORMANCE

  Performance information for any Sub-account may be compared, in reports and advertising to: (1) the Standard & Poor's Composite Index of 500 Stocks ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

  Performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any Sub-account derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a Sub-account's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

  The table below provides performance results for each Sub-account through 12/31/96. The performance information is based on the historical investment experience of the Sub-accounts and of the Portfolios. It does not indicate or represent future performance.

TOTAL RETURN

  Total returns quoted in advertising reflect all aspects of a Sub-account's return, including the automatic reinvestment by the separate account of all distributions and any change in the Sub-account's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-account over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Sub-account's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a Sub-account.

  Table 1 shows the average annual total return on a hypothetical investment in the Sub-accounts for the last year, three years, five years, and from the date that the Portfolios began operations, assuming that the Contract was surrendered December 31, 1996. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T) = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the mortality charge (.80% on an annual basis) and the administrative charge.

Table 1: Average Annual Total Return for Period Ending on 12/31/96

                                                             SUB-ACCOUNT
                              1 YEAR 3 YEAR 5 YEAR  LIFE    INCEPTION DATE
                              ------ ------ ------ ------   --------------
VIP MONEY MARKET*              4.52%  4.30%  3.64%  5.05%**    03/31/82
VIP HIGH INCOME               12.73%  9.59% 13.89% 10.12%**    09/11/85
VIP EQUITY INCOME             13.33% 17.25% 16.95% 12.73%**    10/08/86
VIP GROWTH                    13.75% 14.82% 14.16% 14.15%**    10/08/86
VIP OVERSEAS                  12.27%  7.19%  8.19%  6.95%      01/27/87
VIP II INVESTMENT GRADE BOND   2.86%  4.34%  5.72%  7.25%      06/05/89
VIP II ASSET MANAGER          13.64%  7.06% 10.30% 11.62%      05/29/90
VIP II INDEX 500              28.74%  N/A    N/A   24.30%      09/01/95
VIP II ASSET MANAGER GROWTH   18.94%  N/A    N/A   14.88%      09/05/95
VIP II CONTRAFUND             20.30%  N/A    N/A   16.44%      09/01/95
VIP III BALANCED               N/A    N/A    N/A    N/A          N/A
VIP III GROWTH OPPORTUNITIES   N/A    N/A    N/A    N/A          N/A
VIP III GROWTH & INCOME        N/A    N/A    N/A    N/A          N/A

Total returns are historical and include change in unit price and the automatic reinvestment of dividends and capital gains. Principal, investment returns (except Money Market Portfolio) and yields will fluctuate and there is no guarantee you will receive back your original principal. Average Annual Total Returns and Yield include all insurance contract charges: 0.8% annuity mortality risk charge and $35 annual administrative charge.

In these examples, the $35 Annual Service Charge is reflected as a charge of 0.039% based on an average Policy Value of $88,935.

* The underlying Money Market Portfolio seeks to maintain a stable $1.00 share price, however, there is no assurance that it will be able to do so. An investment in the Portfolio is not insured by the U.S. government.

** Figure is for 10 years.

YIELDS

  Yields quoted in advertising for the Money Market Sub-account reflect the change in value of a hypothetical investment in the Sub-account over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Current yield for the Money Market Sub-account reflects the income generated by a Sub-account over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the administrative charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Sub-account is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1)]-1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield. For the 7-day period ending on 12/31/96 the Money Market Sub-account had a current yield of 4.46% and an effective yield of 4.55%.

                              FEDERAL TAX MATTERS

TAX TREATMENT OF THE COMPANY

  The Company is taxed as a life insurance company under Subchapter L of the Code. Since the Variable Account is not an entity separate from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and are taken into account in determining Contract Values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, the Company believes that Variable Account investment income and realized net capital gains should not be taxed, to the extent that such income and gains are retained as part of the reserves under the Contracts.

DIVERSIFICATION REQUIREMENTS

  Section 817(h) of the Code provides in substance that Section 72 of the Code will not apply and the Company will not be treated as the owner of the assets of the Company's segregated account unless the investments made by the segregated account are "adequately diversified" in accordance with regulations prescribed by the Treasury. If the segregated account is not "adequately diversified," any increase in the value of a variable annuity contract will be taxed to the contract owner currently.

  The Variable Account, through the Funds, intends to comply with the diversification requirements under Section 817(h) as prescribed by the Treasury. Although the Company does not control the Funds, it believes that FMR, as the manager of the investments of each of the Funds' Portfolios, will comply with the diversification rules set forth in the Regulations. Accordingly, the Company believes that it will be treated as the owner of the segregated account assets invested in shares of the Funds and the Contracts issued by the Company will be taxed as annuities under Section 72 of the Code.

OWNER CONTROL

  In certain circumstances, owners of variable annuity contracts may be considered the owners for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. The IRS has stated in published ruling that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

  The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Contract Owner has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings, or if a Subaccount is too narrow in its investment strategy (e.g., a fund that invests only in gold or stock of gold mining companies), or if Contract Owners have too many subaccount options to select. These differences could result in the Contract Owner being treated as the owner of the assets of the Variable Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract Owner from being considered the owner of a pro rata share of assets of Variable Account.

                         DISTRIBUTION OF THE CONTRACTS

  The Contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.

  The Contracts will be distributed through Fidelity Brokerage Services, Inc., the principal underwriter of the Contracts, and Fidelity Insurance Agency, Inc., which are affiliated with FMR. During 1996, the amount paid to Fidelity Insurance Agency, Inc. for its services as a general insurance agency was $4,136,279. Amounts paid for these services in 1995 and 1994 were $3,398,244 and $3,511,300, respectively.


                               CUSTODY OF ASSETS

  The assets of each of the Sub-accounts are held by the Company. The assets of the Variable Account and each of the Sub-accounts thereunder are kept physically segregated and held separate and apart from the general account assets of the Company. The Company maintains records of all purchases and redemptions of shares of the Fund held by each of the Sub-accounts. Additional protection for the assets of the Variable Account is afforded by the Company's fidelity bond presently in the amount of $5 million covering the acts of officers and employees of the Company.

                               STATE REGULATION

  The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine the Company's contract liabilities and reserves so that the Division of Insurance may certify the items are correct. The Company's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

  All records and accounts relating to the Variable Account will be maintained by the Company. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. The Company will also mail to Contract Owners confirmation of each financial transaction and semi-annual Account Statements reflecting the Contract Value of a particular Contract.

                             INDEPENDENT AUDITORS

  The financial statements of PFL Life Insurance Company at December 31, 1996 and 1995, and for each of three years in the period ended December 31, 1996, and the financial statements of The Fidelity Variable Annuity Account at December 31, 1996 and for each of the two years in the period then ended, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309-2764.

                               OTHER INFORMATION

  A Registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information.

Not all of the information set forth in the Registration amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of the documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of the interest of Contract Owners in the Variable Account will be affected solely by the investment results of the selected Sub-account(s). The financial statements of the Company as contained herein should be considered only as bearing upon the Company's ability to meet its obligations to Contract Owners under the Contracts, and they should not be considered as bearing on the investment performance of the Sub-accounts.

THE FIDELITY VARIABLE ANNUITY ACCOUNT
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS AND CONTRACT OWNERS OF
THE FIDELITY VARIABLE ANNUITY ACCOUNT,
PFL LIFE INSURANCE COMPANY:

We have audited the accompanying balance sheet of The Fidelity Variable Annuity Account (comprising, respectively, the Money Market, High Income, Equity Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager Growth, Contrafund, Index 500, Fidelity Daily Income Trust, Fidelity Government Securities Fund, Ltd., Fidelity Capital and Income Fund, and Fidelity Cash Reserves subaccounts) as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1996, by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting The Fidelity Variable Annuity Account at December 31, 1996, and the results of their operations and changes in their contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.

                                                      Ernst & Young LLP

Des Moines, Iowa
January 31, 1997

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

BALANCE SHEET (AMOUNTS IN THOUSANDS)
December 31, 1996

                                      MONEY       HIGH      EQUITY
                                      MARKET     INCOME     INCOME     GROWTH
                            TOTAL   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                           -------- ---------- ---------- ---------- ----------
ASSETS
Cash.....................  $     26       24        --         --           1
Investments in mutual
 funds, at current market
 value (Note 2):
  Variable Insurance
   Products Fund--Money
   Market Portfolio......   125,318  125,318        --         --         --
  Variable Insurance
   Products Fund--High
   Income Portfolio......    61,458      --      61,458        --         --
  Variable Insurance
   Products Fund--Equity
   Income Portfolio......   227,948      --         --     227,948        --
  Variable Insurance
   Products Fund--Growth
   Portfolio.............   145,279      --         --         --     145,279
  Variable Insurance
   Products Fund--
   Overseas Portfolio....    36,305      --         --         --         --
  Variable Insurance
   Products Fund II--
   Investment Grade Bond
   Portfolio.............    16,541      --         --         --         --
  Variable Insurance
   Products Fund II--
   Asset Manager
   Portfolio.............    77,157      --         --         --         --
  Variable Insurance
   Products Fund II--
   Asset Manager Growth
   Portfolio.............     9,359      --         --         --         --
  Variable Insurance
   Products Fund II--
   Contrafund Portfolio..    52,553      --         --         --         --
  Variable Insurance
   Products Fund II--
   Index 500 Portfolio...    30,849      --         --         --         --
  Fidelity Daily Income
   Trust.................       372      --         --         --         --
  Fidelity Capital and
   Income Fund...........       158      --         --         --         --
  Fidelity Cash
   Reserves..............        76      --         --         --         --
                           --------  -------     ------    -------    -------
  Total Investments in
   Mutual Funds..........   783,373  125,318     61,458    227,948    145,279
                           --------  -------     ------    -------    -------
 Total Assets............  $783,399  125,342     61,458    227,948    145,280
                           ========  =======     ======    =======    =======
LIABILITIES AND CONTRACT
 OWNERS' EQUITY
Liabilities:
 Contract terminations
  payable................         1      --         --         --         --
                           --------  -------     ------    -------    -------
 Total Liabilities.......         1      --         --         --         --
Contract Owners' Equity:
Deferred annuity
 contracts terminable by
 owners (Notes 3 and 6)..   783,398  125,342     61,458    227,948    145,280
                           --------  -------     ------    -------    -------
 Total Liabilities and
  Contract Owners'
  Equity.................  $783,399  125,342     61,458    227,948    145,280
                           ========  =======     ======    =======    =======

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                    FIDELITY   FIDELITY
                                    ASSET                            DAILY    CAPITAL AND  FIDELITY
            INVESTMENT   ASSET     MANAGER                           INCOME     INCOME       CASH
 OVERSEAS   GRADE BOND  MANAGER     GROWTH   CONTRAFUND INDEX 500    TRUST       FUND      RESERVES
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------  ---------- ---------- ---------- ---------- ---------- ---------- ----------- ----------
     --          --         --        --          --         --         1         --         --
     --          --         --        --          --         --       --          --         --
     --          --         --        --          --         --       --          --         --
     --          --         --        --          --         --       --          --         --
     --          --         --        --          --         --       --          --         --
  36,305         --         --        --          --         --       --          --         --
     --       16,541        --        --          --         --       --          --         --
     --          --      77,157       --          --         --       --          --         --
     --          --         --      9,359         --         --       --          --         --
     --          --         --        --       52,553        --       --          --         --
     --          --         --        --          --      30,849      --          --         --
     --          --         --        --          --         --       372         --         --
     --          --         --        --          --         --       --          158        --
     --          --         --        --          --         --       --          --          76
  ------      ------     ------     -----      ------     ------      ---         ---        ---
  36,305      16,541     77,157     9,359      52,553     30,849      372         158         76
  ------      ------     ------     -----      ------     ------      ---         ---        ---
  36,305      16,541     77,157     9,359      52,553     30,849      373         158         76
  ======      ======     ======     =====      ======     ======      ===         ===        ===
     --            1        --        --          --         --       --          --         --
  ------      ------     ------     -----      ------     ------      ---         ---        ---
     --            1        --        --          --         --       --          --         --
  36,305      16,540     77,157     9,359      52,553     30,849      373         158         76
  ------      ------     ------     -----      ------     ------      ---         ---        ---
  36,305      16,541     77,157     9,359      52,553     30,849      373         158         76
  ======      ======     ======     =====      ======     ======      ===         ===        ===

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS (AMOUNTS IN THOUSANDS)
Year Ended December 31, 1996


                                        MONEY       HIGH      EQUITY
                                        MARKET     INCOME     INCOME     GROWTH
                              TOTAL   SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT
                             -------- ---------- ---------- ---------- ----------
NET INVESTMENT INCOME
 (LOSS)
Income:
 Dividends.................  $ 41,026    6,128      5,172     11,005     10,237
Expenses (Note 5):
 Administrative fee........       296       49         22         89         57
 Mortality and expense
  risk charge..............     6,017      933        466      1,889      1,210
                             --------  -------    -------     ------    -------
   Net investment income
    (loss).................    34,713    5,146      4,684      9,027      8,970
                             --------  -------    -------     ------    -------
NET REALIZED & UNREALIZED
 CAPITAL GAIN (LOSS) FROM
 INVESTMENTS
Net realized capital gain
 from sales of investments:
 Proceeds from sales.......   751,141  240,470    113,076     98,353    145,038
 Cost of investments
  sold.....................   702,357  240,470    111,308     74,116    130,990
                             --------  -------    -------     ------    -------
Net realized capital gain
 from sales of
 investments...............    48,784      --       1,768     24,237     14,048
                             --------  -------    -------     ------    -------
Net change in unrealized
 appreciation/depreciation
 of investments:
 Beginning of the period...    66,352      --       2,015     44,061     12,225
 End of the period.........    66,967      --       2,581     39,562      7,486
                             --------  -------    -------     ------    -------
Net change in unrealized
 appreciation/depreciation
 of investments............       615      --         566     (4,499)    (4,739)
                             --------  -------    -------     ------    -------
Net realized and unrealized
 capital gain (loss) from
 investments...............    49,399      --       2,334     19,738      9,309
                             --------  -------    -------     ------    -------
INCREASE (DECREASE) FROM
 OPERATIONS................  $ 84,112    5,146      7,018     28,765     18,279
                             ========  =======    =======     ======    =======


                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                                    FIDELITY   FIDELITY
                                    ASSET                            DAILY    GOVERNMENT  FIDELITY    FIDELITY
            INVESTMENT   ASSET     MANAGER                           INCOME   SECURITIES CAPITAL AND    CASH
 OVERSEAS   GRADE BOND  MANAGER     GROWTH   CONTRAFUND INDEX 500    TRUST    FUND, LTD. INCOME FUND  RESERVES
SUBACCOUNT  SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
----------  ---------- ---------- ---------- ---------- ---------- ---------- ---------- ----------- ----------
     920         896      5,429       465         253        484       20        --           13          4
      14           5         37         3          13          7      --         --          --         --
     301         133        630        38         286        131      --         --          --         --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
     605         758      4,762       424         (46)       346       20        --           13          4
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
  49,100      10,166     23,100     9,763      29,493     32,431       81         36          34        --
  45,839      10,128     21,596     9,429      27,232     31,103       81         35          30        --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   3,261          38      1,504       334       2,261      1,328      --           1           4        --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   1,760         717      5,333       (23)         32        234      --           2          (4)       --
   2,111         234      9,001        48       4,494      1,454      --         --           (4)       --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
     351        (483)     3,668        71       4,462      1,220      --          (2)        --         --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   3,612        (445)     5,172       405       6,723      2,548      --          (1)          4        --
  ------      ------     ------     -----      ------     ------      ---        ---         ---        ---
   4,217         313      9,934       829       6,677      2,894       20         (1)         17          4
  ======      ======     ======     =====      ======     ======      ===        ===         ===        ===

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY (AMOUNTS IN THOUSANDS) Years Ended December 31, 1996 and 1995, Except as Noted

                                                                   MONEY
                                                                  MARKET
                                                TOTAL           SUBACCOUNT
                                           -----------------  ----------------
                                             1996     1995     1996     1995
                                           --------  -------  -------  -------
OPERATIONS
 Net investment income (loss)............  $ 34,713   22,353    5,146    6,192
 Net realized capital gain (loss)........    48,784   44,390      --       --
 Net change in unrealized
  appreciation/depreciation..............       615   62,917      --       --
                                           --------  -------  -------  -------
 Increase (decrease) from operations.....    84,112  129,660    5,146    6,192
                                           --------  -------  -------  -------
CONTRACT TRANSACTIONS
 Net contract purchase payments..........    19,236   22,440    3,536    3,470
 Transfers between funds.................       --       --    17,795  (20,233)
 Contract terminations, withdrawals, and
  other deductions.......................   (39,567) (69,091) (12,815) (22,493)
                                           --------  -------  -------  -------
 Increase (decrease) from contract
  transactions...........................   (20,331) (46,651)   8,516  (39,256)
                                           --------  -------  -------  -------
 Net increase (decrease) in contract
  owners' equity.........................    63,781   83,009   13,662  (33,064)
                                           --------  -------  -------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period.....................   719,617  636,608  111,680  144,744
                                           --------  -------  -------  -------
 End of period...........................  $783,398  719,617  125,342  111,680
                                           ========  =======  =======  =======
                                                                   ASSET
                                                ASSET             MANAGER
                                               MANAGER            GROWTH
                                              SUBACCOUNT        SUBACCOUNT
                                           -----------------  ----------------
                                                                        1995
                                             1996     1995     1996      /1/
                                           --------  -------  -------  -------
OPERATIONS
 Net investment income (loss)............  $  4,762    1,582      424       82
 Net realized capital gain (loss)........     1,504    3,000      334      (23)
 Net change in unrealized
  appreciation/depreciation..............     3,668    9,527       71      (23)
                                           --------  -------  -------  -------
 Increase (decrease) from operations.....     9,934   14,109      829       36
                                           --------  -------  -------  -------
CONTRACT TRANSACTIONS
 Net contract purchase payments..........       928    1,021      525       45
 Transfers between funds.................   (12,356) (37,186)   5,971    2,120
 Contract terminations, withdrawals, and
  other deductions.......................    (5,121) (15,131)    (166)      (1)
                                           --------  -------  -------  -------
 Increase (decrease) from contract
  transactions...........................   (16,549) (51,296)   6,330    2,164
                                           --------  -------  -------  -------
 Net increase (decrease) in contract
  owners' equity.........................    (6,615) (37,187)   7,159    2,200
                                           --------  -------  -------  -------
CONTRACT OWNERS' EQUITY
 Beginning of period.....................    83,772  120,959    2,200      --
                                           --------  -------  -------  -------
 End of period...........................  $ 77,157   83,772    9,359    2,200
                                           ========  =======  =======  =======

/1/Period from September 5, 1995 (commencement of operations) to December 31,
   1995.
/2/Period from September 1, 1995 (commencement of operations) to December 31,
   1995.

                See accompanying Notes to Financial Statements.

--------------------------------------------------------------------------------


    HIGH             EQUITY                                            INVESTMENT
   INCOME            INCOME            GROWTH           OVERSEAS       GRADE BOND
 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
---------------  ----------------  ----------------  ---------------  --------------
 1996     1995    1996     1995     1996     1995     1996    1995     1996    1995
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 4,684    2,608    9,027   11,754    8,970     (553)    605       52     758     368
 1,768    3,235   24,237   15,463   14,048   22,367   3,261     (371)     38     641
   566    3,610   (4,499)  32,361   (4,739)  12,555     351    3,390    (483)  1,231
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 7,018    9,453   28,765   59,578   18,279   34,369   4,217    3,071     313   2,240
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 1,146    2,542    4,151    6,476    3,338    5,014     813      759     335     266
  (565)   5,666  (36,951)  26,450  (15,213)  18,973     647  (26,175)    188   3,593
(2,750)  (3,140) (8,879)  (15,873)  (6,026)  (7,509) (1,364)  (3,073) (1,019) (1,621)
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
(2,169)   5,068  (41,679)  17,053  (17,901)  16,478      96  (28,489)   (496)  2,238
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
 4,849   14,521  (12,914)  76,631      378   50,847   4,313  (25,418)   (183)  4,478
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
56,609   42,088  240,862  164,231  144,902   94,055  31,992   57,410  16,723  12,245
------   ------  -------  -------  -------  -------  ------  -------  ------  ------
61,458   56,609  227,948  240,862  145,280  144,902  36,305   31,992  16,540  16,723
======   ======  =======  =======  =======  =======  ======  =======  ======  ======

                                 FIDELITY      FIDELITY       FIDELITY
                                   DAILY      GOVERNMENT     CAPITAL AND      FIDELITY
                                  INCOME      SECURITIES       INCOME           CASH
 CONTRAFUND       INDEX 500        TRUST      FUND, LTD.        FUND          RESERVES
 SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
--------------  --------------  ------------  -------------  -------------   ------------
         1995            1995
 1996    /2/     1996    /2/    1996   1995   1996    1995   1996    1995    1996   1995
------  ------  ------  ------  -----  -----  -----   -----  -----   -----   -----  -----
   (46)    230     346     (12)   20      26    --        2     13      18       4      4
 2,261      (3)  1,328      65   --      --       1     --       4      16     --     --
 4,462      32   1,220     234   --      --      (2)      3    --       (3)    --     --
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
 6,677     259   2,894     287    20      26     (1)      5     17      31       4      4
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
 3,121   2,487   1,343     360   --      --     --      --     --      --      --     --
22,391  18,199  18,103   8,652   (10)    --     --      --     --      (59)    --     --
  (576)     (5)   (738)    (52)  (43)   (177)   (36)    --     (34)     (3)    --     (13)
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
24,936  20,681  18,708   8,960   (53)   (177)   (36)    --     (34)    (62)    --     (13)
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
31,613  20,940  21,602   9,247   (33)   (151)   (37)      5    (17)    (31)      4     (9)
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
20,940     --    9,247     --    406     557     37      32    175     206      72     81
------  ------  ------  ------  ----   -----  -----   -----  -----   -----   -----  -----
52,553  20,940  30,849   9,247   373     406    --       37    158     175      76     72
======  ======  ======  ======  ====   =====  =====   =====  =====   =====   =====  =====

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (AMOUNTS IN THOUSANDS, EXCEPT WHERE NOTED) December 31, 1996

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Organization--The Fidelity Variable Annuity Account ("Variable Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Asset Manager Growth subaccount commenced operations on September 5, 1995. The Contrafund and Index 500 subaccounts commenced operations on September 1, 1995.

The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments--Net purchase payments received by the Variable Account are invested in the portfolios of the eligible mutual funds, Variable Insurance Products Fund and Variable Insurance Products Fund II ("VIPF II"), as selected by the contract owner. Transfers into the subaccounts of the eligible Funds are permitted from the formerly eligible funds. Investments are stated at the closing net asset values per share as of December 31, 1996. Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out, basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income--Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

2. INVESTMENTS

A summary of the mutual fund investment at December 31, 1996 follows:

                                                  NET ASSET
                                        NUMBER      VALUE
                                       OF SHARES  PER SHARE    MARKET
                                         HELD    (IN DOLLARS)  VALUE     COST
                                       --------- ------------ -------- --------
Variable Insurance Products Fund--
 Money Market........................   125,318     $ 1.00    $125,318 $125,318
Variable Insurance Products Fund--
 High Income.........................     4,909      12.52      61,458   58,877
Variable Insurance Products Fund--Eq-
 uity Income.........................    10,839      21.03     227,948  188,386
Variable Insurance Products Fund--
 Growth..............................     4,665      31.14     145,279  137,793
Variable Insurance Products Fund--
 Overseas............................     1,927      18.84      36,305   34,194
Variable Insurance Products Fund II--
 Investment Grade Bond...............     1,351      12.24      16,541   16,307
Variable Insurance Products Fund II--
 Asset Manager.......................     4,557      16.93      77,157   68,156
Variable Insurance Products Fund II--
 Asset Manager Growth................       714      13.10       9,359    9,311
Variable Insurance Products Fund II--
 Contrafund..........................     3,174      16.56      52,553   48,059
Variable Insurance Products Fund II--
 Index 500...........................       346      89.13      30,849   29,395
Fidelity Daily Income Trust..........       372       1.00         372      372
Fidelity Capital and Income Fund.....        17       9.36         158      162
Fidelity Cash Reserves...............        76       1.00          76       76
                                                              -------- --------
                                                              $783,373 $716,406
                                                              ======== ========

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1996 follows:

                                                    ACCUMULATION
                                                        UNIT
                                       ACCUMULATION    VALUE         TOTAL
      SUBACCOUNT                       UNITS OWNED  (IN DOLLARS) CONTRACT VALUE
      ----------                       ------------ ------------ --------------
Variable Insurance Products Fund--
 Money Market........................     51,937     $2.413358      $125,342
Variable Insurance Products Fund--
 High Income.........................     18,704      3.285775        61,458
Variable Insurance Products Fund--Eq-
 uity Income.........................     68,119      3.346303       227,948
Variable Insurance Products Fund--
 Growth..............................     38,327      3.790532       145,280
Variable Insurance Products Fund--
 Overseas............................     18,498      1.962599        36,305
Variable Insurance Products Fund II--
 Investment Grade Bond...............      9,682      1.708442        16,540
Variable Insurance Products Fund II--
 Asset Manager.......................     37,213      2.073401        77,157
Variable Insurance Products Fund II--
 Asset Manager Growth................      7,789      1.201587         9,359
Variable Insurance Products Fund II--
 Contrafund..........................     42,901      1.224976        52,553
Variable Insurance Products Fund II--
 Index 500...........................     23,088      1.336134        30,849
Fidelity Daily Income Trust..........        115      3.252838           373
Fidelity Capital and Income Fund.....         21      7.515932           158
Fidelity Cash Reserves...............         23      3.268738            76
                                                                    --------
                                                                    $783,398
                                                                    ========

A summary of changes in contract owners' account units follows:

                           MONEY       HIGH      EQUITY                         INVESTMENT    ASSET
                           MARKET     INCOME     INCOME     GROWTH    OVERSEAS  GRADE BOND   MANAGER
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ---------- ----------- ----------
Units outstanding at
 1/1/95.................   65,884     17,337     74,571     37,917     35,748      8,539      76,955
Units purchased.........    1,538        960      2,496      1,618        466        170         617
Units redeemed and
 transferred............  (19,030)     1,192      4,534      3,963    (17,906)     1,311     (31,639)
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/95...............   48,392     19,489     81,601     43,498     18,308     10,020      45,933
Units purchased.........    1,502        370      1,349        940        443        200         485
Units redeemed and
 transferred............    2,043     (1,155)   (14,831)    (6,111)      (253)      (538)     (9,205)
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/96...............   51,937     18,704     68,119     38,327     18,498      9,682      37,213
                          =======     ======    =======     ======    =======     ======     =======
                                                           FIDELITY   FIDELITY   FIDELITY
                           ASSET                            DAILY    GOVERNMENT CAPITAL AND  FIDELITY
                          MANAGER                           INCOME   SECURITIES   INCOME       CASH
                           GROWTH   CONTRAFUND INDEX 500    TRUST    FUND, LTD.    FUND      RESERVES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ---------- ----------- ----------
Units outstanding at
 1/1/95.................      --         --         --         191          8         36          28
Units purchased.........       46      2,482        341        --         --         --          --
Units redeemed and
 transferred............    2,132     18,089      8,091        (60)       --         (10)         (5)
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/95...............    2,178     20,571      8,432        131          8         26          23
Units purchased.........      480      2,899      1,094        --         --         --          --
Units redeemed and
 transferred............    5,131     19,431     13,562        (16)        (8)        (5)        --
                          -------     ------    -------     ------    -------     ------     -------
Units outstanding at
 12/31/96...............    7,789     42,901     23,088        115        --          21          23
                          =======     ======    =======     ======    =======     ======     =======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

4. TAXES
Operations of the Variable Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Variable Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Variable Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Variable Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

5. ADMINISTRATIVE AND MORTALITY RISK CHARGE
Administrative charges include an annual charge of $35 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Variable Account.

PFL Life deducts a daily charge equal to an annual rate of 0.80% of the value of the contract owners' individual account of the eligible funds as a charge for assuming the mortality risk.

6. NET ASSETS
At December 31, 1996 contract owners' equity was comprised of:

                                      MONEY       HIGH      EQUITY                          INVESTMENT    ASSET
                                      MARKET     INCOME     INCOME     GROWTH     OVERSEAS  GRADE BOND   MANAGER
                           TOTAL    SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ----------- ---------- ---------- -----------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................  $716,431   125,342     58,877    188,386     137,794     34,194     16,306     68,156
Adjustment for
 appreciation
 (depreciation) to
 market value...........    66,967       --       2,581     39,562       7,486      2,111        234      9,001
                          --------   -------     ------    -------     -------     ------     ------     ------
Total Contract Owners'
 Equity.................  $783,398   125,342     61,458    227,948     145,280     36,305     16,540     77,157
                          ========   =======     ======    =======     =======     ======     ======     ======
                                                           FIDELITY   FIDELITY
                           ASSET                            DAILY    CAPITAL AND  FIDELITY
                          MANAGER                           INCOME     INCOME       CASH
                           GROWTH   CONTRAFUND INDEX 500    TRUST       FUND      RESERVES
                         SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT SUBACCOUNT  SUBACCOUNT
                         ---------- ---------- ---------- ---------- ----------- ----------
Unit transactions,
 accumulated net
 investment income and
 realized capital
 gains..................     9,311    48,059     29,395        373         162         76
Adjustment for
 appreciation
 (depreciation) to
 market value...........        48     4,494      1,454        --           (4)       --
                          --------   -------     ------    -------     -------     ------
Total Contract Owners'
 Equity.................     9,359    52,553     30,849        373         158         76
                          ========   =======     ======    =======     =======     ======

THE FIDELITY VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------

7. PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                    YEAR ENDED DECEMBER 31 OR COMMENCEMENT OF
                                            OPERATIONS TO DECEMBER 31
                                  ---------------------------------------------
                                           1996                   1995
                                  ---------------------- ----------------------
                                   PURCHASES    SALES     PURCHASES    SALES
                                  ---------------------- ----------------------
Variable Insurance Products
 Fund--Money Market.............  $  254,066  $  240,470 $  167,885  $  201,362
Variable Insurance Products
 Fund--High Income..............     115,569     113,076     86,734      78,936
Variable Insurance Products
 Fund--Equity Income............      65,599      98,353     85,312      56,298
Variable Insurance Products
 Fund--Growth...................     136,043     145,038    121,271     105,005
Variable Insurance Products
 Fund--Overseas.................      49,786      49,100     31,688      60,191
Variable Insurance Products Fund
 II--Investment Grade Bond......      10,423      10,166     21,723      19,043
Variable Insurance Products Fund
 II--Asset Manager..............      11,269      23,100      7,515      57,258
Variable Insurance Products Fund
 II--Asset Manager Growth.......      16,517       9,763      3,622       1,376
Variable Insurance Products Fund
 II--Contrafund.................      54,378      29,493     21,244         328
Variable Insurance Products Fund
 II--Index 500..................      51,483      32,431     11,106       2,156
Fidelity Daily Income Trust.....          48          81         25         178
Fidelity Government Securities
 Fund, Ltd......................         --           36          5           2
Fidelity Capital and Income
 Fund...........................          12          34         19          62
Fidelity Cash Reserves..........           4         --           4          14
                                  ----------  ---------- ----------  ----------
                                  $  765,197  $  751,141 $  558,153  $  582,209
                                  ==========  ========== ==========  ==========

                        REPORT OF INDEPENDENT AUDITORS

The Board of Directors
 PFL Life Insurance Company

  We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1996 and 1995, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1996.

  Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


Des Moines, Iowa                                        Ernst & Young, LLP

February 21, 1997

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF OPERATIONS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                 YEAR ENDED DECEMBER 31
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
Revenues:
  Premiums and other considerations, net
   of reinsurance:
    Life..................................  $  204,872  $  114,704  $  148,954
    Annuity...............................     725,966     921,452   1,067,406
    Accident and health...................     227,862     232,738     230,889
  Net investment income...................     428,337     392,685     343,880
  Amortization of interest maintenance re-
   serve..................................       2,434       4,341       2,871
  Commissions and expense allowances on
   reinsurance ceded......................      73,931      77,071      94,635
                                            ----------  ----------  ----------
                                             1,663,402   1,742,991   1,888,635
Benefits and expenses:
  Benefits paid or provided for:
    Life and accident and health bene-
     fits.................................     147,024     146,346     141,632
    Surrender benefits....................     512,810     498,626     392,064
    Other benefits........................     101,288      88,607      73,306
    Increase in aggregate reserves for
     policies and contracts:
      Life................................     140,126      50,071      82,062
      Annuity.............................     188,002     528,330     569,341
      Accident and health.................      26,790      17,694      22,144
      Other...............................      19,969      16,017      11,223
                                            ----------  ----------  ----------
                                             1,136,009   1,345,691   1,291,772
  Insurance expenses:
    Commissions...........................     177,466     200,706     215,635
    General insurance expenses............      57,282      57,623      52,166
    Taxes, licenses and fees..............      13,889      15,700      15,368
    Transfer to separate account..........     171,785      42,981     243,806
    Other expenses........................         526         760       1,014
                                            ----------  ----------  ----------
                                               420,948     317,770     527,989
                                            ----------  ----------  ----------
                                             1,556,957   1,663,461   1,819,761
                                            ----------  ----------  ----------
Gain from operations before federal income
 taxes and net realized capital losses on
 investments..............................     106,445      79,530      68,874
Federal income tax expense................      41,177      33,335      23,858
                                            ----------  ----------  ----------
Gain from operations before net realized
 capital losses on investments............      65,268      46,195      45,016
Net realized capital losses on investments
 (net of related federal income taxes and
 amounts transferred to interest mainte-
 nance reserve)...........................      (3,503)    (18,096)     (3,624)
                                            ----------  ----------  ----------
Net income................................  $   61,765  $   28,099  $   41,392
                                            ==========  ==========  ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                        BALANCE SHEETS--STATUTORY BASIS
                (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                               DECEMBER 31
                                                          ---------------------
                                                             1996       1995
                                                          ---------- ----------
ADMITTED ASSETS
Cash and invested assets:
  Cash and short-term investments........................ $   50,737 $   79,852
  Bonds..................................................  4,773,433  4,613,334
  Stocks:
    Preferred............................................      3,097      9,336
    Common (cost: 1996--$23,212; 1995--$19,061)..........     32,038     24,866
    Affiliated entities (cost: 1996--$14,893; 1995--
     $14,661)............................................      6,934      6,794
  Mortgage loans on real estate..........................    911,705    680,414
  Real estate, at cost less accumulated depreciation
   ($11,338 in 1996; $12,493 in 1995):
    Home office properties...............................     10,372     20,403
    Properties acquired in satisfaction of debt..........     12,260      2,648
    Investment properties................................     35,922     40,453
  Policy loans...........................................     54,214     52,675
  Other invested assets..................................     16,343     13,557
                                                          ---------- ----------
  Total cash and invested assets.........................  5,907,055  5,544,332
Premiums deferred and uncollected........................     16,345     17,026
Accrued investment income................................     70,401     68,065
Receivable from affiliates...............................     53,900     79,913
Federal income taxes recoverable.........................      4,018      9,776
Transfers from separate accounts.........................     38,528        --
Other assets.............................................     31,215     32,803
Separate account assets..................................  1,844,515  1,418,157
                                                          ---------- ----------
  Total admitted assets.................................. $7,965,977 $7,170,072
                                                          ========== ==========
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts:
    Life................................................. $  736,100 $  596,039
    Annuity..............................................  4,408,419  4,220,274
    Accident and health..................................    139,269    114,884
  Policy and contract claim reserves:
    Life.................................................      7,369      6,225
    Accident and health..................................     66,988     70,517
  Other policyholders' funds.............................    126,672    105,371
  Remittances and items not allocated....................     64,064    123,710
  Asset valuation reserve................................     54,851     43,921
  Interest maintenance reserve...........................     23,745     26,376
  Other liabilities......................................     70,663     67,070
  Payable to affiliates..................................      4,975        --
  Separate account liabilities...........................  1,844,515  1,418,157
                                                          ---------- ----------
  Total liabilities......................................  7,547,630  6,792,544
Commitments and contingencies
Capital and surplus:
  Common stock, $10 par value, 500 shares authorized, 266
   issued and outstanding................................      2,660      2,660
  Paid-in surplus........................................    154,129    154,129
  Unassigned surplus.....................................    261,558    220,739
                                                          ---------- ----------
  Total capital and surplus..............................    418,347    377,528
                                                          ---------- ----------
  Total liabilities and capital and surplus.............. $7,965,977 $7,170,072
                                                          ========== ==========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

         STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                                       TOTAL
                                         COMMON PAID-IN  UNASSIGNED CAPITAL AND
                                         STOCK  SURPLUS   SURPLUS     SURPLUS
                                         ------ -------- ---------- -----------
Balance at January 1, 1994.............. $2,660 $ 99,129  $212,982   $314,771
  Capital contribution..................    --    15,000       --      15,000
  Net income for 1994...................    --       --     41,392     41,392
  Net unrealized capital losses.........    --       --    (25,350)   (25,350)
  Increase in non-admitted assets.......    --       --       (248)      (248)
  Decrease in asset valuation reserve...    --       --      6,040      6,040
  Dividend to stockholder...............    --       --    (20,900)   (20,900)
  Surplus effect of ceding commissions
   associated with the sale of a divi-
   sion.................................    --       --        184        184
  Amendment of reinsurance agreement....    --       --        391        391
  Decrease in liability for reinsurance
   in unauthorized companies............    --       --        505        505
  Prior period adjustment...............    --       --     (3,444)    (3,444)
                                         ------ --------  --------   --------
Balance at December 31, 1994............  2,660  114,129   211,552    328,341
  Capital contribution..................    --    40,000       --      40,000
  Net income for 1995...................    --       --     28,099     28,099
  Net unrealized capital losses.........    --       --     (7,574)    (7,574)
  Decrease in non-admitted assets.......    --       --         50         50
  Increase in asset valuation reserve...    --       --     (5,946)    (5,946)
  Surplus effect of ceding commissions
   associated with the sale of a divi-
   sion.................................    --       --         35         35
  Cancellation of reinsurance agree-
   ment.................................    --       --        585        585
  Amendment of reinsurance agreement....    --       --        419        419
  Transfer of subsidiary investment to
   stockholder..........................    --       --     (3,250)    (3,250)
  Change in reserve valuation methodolo-
   gy...................................    --       --       (501)      (501)
  Increase in liability for reinsurance
   in unauthorized companies............    --       --     (2,730)    (2,730)
                                         ------ --------  --------   --------
Balance at December 31, 1995............  2,660  154,129   220,739    377,528
  Net income for 1996...................    --       --     61,765     61,765
  Net unrealized capital gains..........    --       --      2,351      2,351
  Increase in non-admitted assets.......    --       --       (148)      (148)
  Increase in asset valuation reserve...    --       --    (10,930)   (10,930)
  Dividend to stockholder...............    --       --    (20,000)   (20,000)
  Prior period adjustment...............    --       --      5,025      5,025
  Surplus effect of sale of a division..    --       --       (384)      (384)
  Surplus effect of ceding commissions
   associated with the sale of a divi-
   sion.................................    --       --         29         29
  Amendment of reinsurance agreement....    --       --        421        421
  Decrease in liability for reinsurance
   in unauthorized companies............    --       --      2,690      2,690
                                         ------ --------  --------   --------
Balance at December 31, 1996............ $2,660 $154,129  $261,558   $418,347
                                         ====== ========  ========   ========

                            See accompanying notes.

                           PFL LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS--STATUTORY BASIS
                             (DOLLARS IN THOUSANDS)

                                                 YEAR ENDED DECEMBER 31
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
SOURCES OF CASH
Premiums and other considerations, net of
 reinsurance..............................  $1,240,748  $1,353,407  $1,548,030
Net investment income.....................     431,456     398,051     339,856
                                            ----------  ----------  ----------
                                             1,672,204   1,751,458   1,887,886
Life and accident and health claims.......    (147,556)   (140,798)   (137,602)
Surrender benefits and other fund
 withdrawals..............................    (512,810)   (498,626)   (392,064)
Other benefits to policyholders...........    (101,254)    (88,519)    (73,237)
Commissions, other expenses and other
 taxes....................................    (248,321)   (278,241)   (288,384)
Net transfers to separate accounts........    (210,312)    (42,981)   (243,806)
Dividends to policyholders................        (844)       (940)     (1,155)
Federal income taxes, excluding tax on
 capital gains and IRS settlements........     (35,551)    (32,905)    (39,864)
                                            ----------  ----------  ----------
Net cash provided by operations...........     415,556     668,448     711,774
Proceeds from investments sold, matured or
 repaid:
  Bonds and preferred stocks..............   2,112,831   1,757,229   1,430,339
  Common stocks...........................      27,214      20,338      12,941
  Mortgage loans on real estate...........      74,351      36,550      43,495
  Real estate.............................      18,077      23,203       9,536
  Other proceeds..........................      22,567         381         189
                                            ----------  ----------  ----------
Total cash from investments...............   2,255,040   1,837,701   1,496,500
Capital contribution......................         --       40,000      15,000
Dividend from subsidiary..................         --          --       10,000
Cash received from ceding commissions
 associated with the sale of a division...          45          55         284
Increase in remittances and items not
 allocated................................         --       88,295      16,177
Other sources.............................      19,381      12,758      24,855
                                            ----------  ----------  ----------
Total sources of cash.....................   2,690,022   2,647,257   2,274,590
APPLICATIONS OF CASH
Cost of investments acquired:
  Bonds and preferred stocks..............  $2,270,105  $2,294,195  $2,043,615
  Common stocks...........................      29,799      23,284      11,228
  Mortgage loans on real estate...........     324,381     192,292     160,068
  Net increase in policy loans............       1,539         877       3,202
  Real estate.............................         222      10,188      14,801
  Other invested assets...................       5,169       2,670         664
                                            ----------  ----------  ----------
Total investments acquired................   2,631,215   2,523,506   2,233,578
Dividends to stockholder..................      20,000         --       20,900
Cash paid associated with the sale of a
 division.................................         539         --          --
Repayment of intercompany notes and
 receivables, net.........................         --       48,070         365
Cash paid in conjunction with an amendment
 of a reinsurance agreement...............       5,812         --          --
Decrease in remittances and items not
 allocated................................      59,646         --          --
Cash paid in conjunction with sales of a
 division.................................         123         --          --
Other applications, net...................       1,802      29,887       3,820
                                            ----------  ----------  ----------
Total applications of cash................   2,719,137   2,601,463   2,258,663
                                            ----------  ----------  ----------
Net change in cash and short-term
 investments..............................     (29,115)     45,790      15,927
Cash and short-term investments at
 beginning of year........................      79,852      34,062      18,135
                                            ----------  ----------  ----------
Cash and short-term investments at end of
 year.....................................  $   50,737  $   79,852  $   34,062
                                            ==========  ==========  ==========

                            See accompanying notes.

                          PFL LIFE INSURANCE COMPANY

                NOTES TO FINANCIAL STATEMENTS--STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)
                               DECEMBER 31, 1996

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Organization

  PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands. Effective June 1, 1995, the Company transferred the common stock of its wholly-owned subsidiary, Equity National Life Insurance Company ("Equity National"), to its stockholder, First AUSA. Equity National was then merged with Life Investors Insurance Company of America, a subsidiary of First AUSA. The financial statements presented herein are prepared on the statutory accounting principles basis for the Company only; as such, the accounts of the Company's subsidiary, Equity National, are not consolidated with those of the Company.

  In connection with the sale of certain affiliated companies, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

    During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus.

    Effective December 31, 1995, the Company canceled a coinsurance agreement with its parent, First AUSA. As a result of the cancellation, the Company transferred $825 of assets and $1,712 of liabilities. The difference between the assets and liabilities, net of a tax effect of $302 was credited directly to unassigned surplus.

    On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to increase the reinsurance ceded by 2 1/2% each year (primarily group health business). As a result, the Company transferred $3,881 in assets and $4,080 in liabilities during 1994. The difference between the assets and liabilities of $199, plus a tax credit of $192, was credited directly to unassigned surplus. During 1995, the Company transferred $4,303 in assets and liabilities of $4,467. The difference between the assets and liabilities of $164, plus a tax credit of $255, was credited directly to unassigned surplus. During 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus.

    During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. In addition, the Company will receive from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1994, the Company received $284 for ceding commissions; the commissions net of the related tax effect of $100 was

                           PFL LIFE INSURANCE COMPANY

                             (DOLLARS IN THOUSANDS)

  credited directly to unassigned surplus. During 1995, the Company received $55 for ceding commissions; the commissions net of the related tax effect of $20 was credited directly to unassigned surplus. During 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) was charged directly to unassigned surplus. During 1996, the Company paid $539 in association with this sale; the proceeds, net of a tax credit of $189, were charged directly to unassigned surplus.

 Nature of Business

  The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through an independent insurance agency of The Insurance Center, the Company's agents, and financial institutions.

 Basis of Presentation

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

  The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities;
(g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (carried as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid; (l) adjustments to federal

                           PFL LIFE INSURANCE COMPANY

                             (DOLLARS IN THOUSANDS)

income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company.

  The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1997, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

 Cash and Cash Equivalents

  For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

 Investments

  Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates prospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of affiliated and unaffiliated companies, which may include shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

  Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for anticipated losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve
(IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

  Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1996, 1995 and 1994, the Company excluded investment income due and accrued of $1,541, $2,272 and $4,622, respectively, with respect to such practices.

                           PFL LIFE INSURANCE COMPANY

                             (DOLLARS IN THOUSANDS)


  The Company entered into an interest-rate cap agreement on Five Year Constant Maturities Treasury futures to hedge the exposure of increasing interest rates. The cash flows from the interest rate cap will help offset losses that might occur from disintermediation resulting from a rise in interest rates. The Company paid a one-time premium to receive the difference between the reference rate and the strike rate after a two-year delay. The cost is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other assets.

 Aggregate Policy Reserves

  Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

  The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

  Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

  Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

 Policy and Contract Claim Reserves

  Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

 Separate Account

  Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate account are valued at market. Income and gains and losses with respect to the assets in the separate account accrue to the benefit of the policyholders. The Company received variable contract premiums of $227,864, $133,386 and $308,305 in 1996, 1995 and 1994,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

 Reclassifications

  Certain reclassifications have been made to the 1995 and 1994 financial statements to conform to the 1996 presentation.

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

  Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

  The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

    Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

    Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities other than insurance subsidiaries are based on quoted market prices. Fair value for the Company's insurance subsidiary is the statutory net book value of that subsidiary.

    Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

    Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

    Interest rate cap: Estimated fair value of the interest rate cap is based upon the latest quoted market price.

  Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                           PFL LIFE INSURANCE COMPANY

                             (DOLLARS IN THOUSANDS)


  The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                    DECEMBER 31
                                    -------------------------------------------
                                            1996                  1995
                                    --------------------- ---------------------
                                     CARRYING              CARRYING
                                      VALUE    FAIR VALUE   VALUE    FAIR VALUE
                                    ---------- ---------- ---------- ----------
   ADMITTED ASSETS
   Bonds..........................  $4,773,433 $4,867,770 $4,613,334 $4,824,635
   Preferred stocks...............       3,097      7,133      9,336     12,275
   Common stocks..................      32,038     32,038     24,866     24,866
   Affiliated common and preferred
    stock.........................       6,934      6,934      6,794      6,794
   Mortgage loans on real estate..     911,705    922,010    680,414    714,399
   Policy loans...................      54,214     54,214     52,675     52,675
   Cash and short-term invest-
    ments.........................      50,737     50,737     79,852     79,852
   Interest rate cap..............       6,797      6,975      7,971      7,250
   Separate account assets........   1,844,515  1,844,515  1,418,157  1,418,157
   LIABILITIES
   Investment contract liabili-
    ties..........................   4,532,568  4,398,630  4,323,188  4,310,505
   Separate account annuities.....   1,803,057  1,803,057  1,417,842  1,417,842

3. INVESTMENTS

  The carrying value and estimated fair value of investments in debt securities were as follows:

                                                GROSS      GROSS    ESTIMATED
                                    CARRYING  UNREALIZED UNREALIZED    FAIR
                                     VALUE      GAINS      LOSSES     VALUE
                                   ---------- ---------- ---------- ----------
   DECEMBER 31, 1996
   Bonds:
     United States Government and
      agencies.................... $  136,450  $  3,301   $   180   $  139,571
     State, municipal and other
      government..................     59,644     1,906       177       61,373
     Public utilities.............    147,918     5,616     1,020      152,514
     Industrial and miscellane-
      ous.........................  1,958,681    64,710     8,105    2,015,286
     Mortgage-backed securities...  2,470,740    43,896    15,610    2,499,026
                                   ----------  --------   -------   ----------
                                    4,773,433   119,429    25,092    4,867,770
   Preferred stocks...............      3,097     4,036       --         7,133
                                   ----------  --------   -------   ----------
                                   $4,776,530  $123,465   $25,092   $4,874,903
                                   ==========  ========   =======   ==========
   DECEMBER 31, 1995
   Bonds:
     United States Government and
      agencies.................... $  117,054  $  5,808   $   135   $  122,727
     State, municipal and other
      government..................     46,236     3,109         2       49,343
     Public utilities.............    156,342     9,578     1,092      164,828
     Industrial and miscellane-
      ous.........................  1,781,149   112,074     7,146    1,886,077
     Mortgage-backed securities...  2,512,553    93,420     4,313    2,601,660
                                   ----------  --------   -------   ----------
                                    4,613,334   223,989    12,688    4,824,635
   Preferred stocks...............      9,336     3,348       409       12,275
                                   ----------  --------   -------   ----------
                                   $4,622,670  $227,337   $13,097   $4,836,910
                                   ==========  ========   =======   ==========

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)

  The carrying value and estimated fair value of bonds at December 31, 1996, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                        CARRYING  ESTIMATED FAIR
                                                         VALUE        VALUE
                                                       ---------- --------------
   Due in one year or less............................ $  202,775   $  204,980
   Due after one year through five years..............    896,912      921,711
   Due after five years through ten years.............    954,555      977,421
   Due after ten years................................    248,451      264,632
                                                       ----------   ----------
                                                        2,302,693    2,368,744
   Mortgage and other asset-backed securities.........  2,470,740    2,499,026
                                                       ----------   ----------
                                                       $4,773,433   $4,867,770
                                                       ==========   ==========

  A detail of net investment income is presented below:

                                                       YEAR ENDED DECEMBER 31
                                                     --------------------------
                                                       1996     1995     1994
                                                     -------- -------- --------
   Interest on bonds and notes...................... $364,356 $342,182 $294,145
   Dividends on equity investments..................    1,436    1,822   12,091
   Interest on mortgage loans.......................   69,418   52,702   42,385
   Rental income on real estate.....................    9,526   10,443    9,360
   Interest on policy loans.........................    3,273    3,112    3,182
   Other investment income..........................    1,799    1,803      282
                                                     -------- -------- --------
   Gross investment income..........................  449,808  412,064  361,445
   Investment expenses..............................   21,471   19,379   17,565
                                                     -------- -------- --------
   Net investment income............................ $428,337 $392,685 $343,880
                                                     ======== ======== ========

  Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                 YEAR ENDED DECEMBER 31
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
   Proceeds................................ $2,112,831  $1,757,229  $1,430,339
                                            ==========  ==========  ==========
   Gross realized gains.................... $   19,876  $   19,721  $   15,411
   Gross realized losses...................    (19,634)    (34,399)    (33,044)
                                            ----------  ----------  ----------
   Net realized gains (losses)............. $      242  $  (14,678) $  (17,633)
                                            ==========  ==========  ==========

  At December 31, 1996, investments with an aggregate carrying value of $5,825,802 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)


  Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                          REALIZED
                                                ------------------------------
                                                   YEAR ENDED DECEMBER 31
                                                ------------------------------
                                                  1996       1995      1994
                                                ---------  --------  ---------
   Debt securities............................  $     242  $(14,678) $ (17,633)
   Short-term investments.....................       (197)       24       (309)
   Equity securities..........................      1,798       504      1,322
   Mortgage loans on real estate..............     (5,530)   (1,053)    (2,186)
   Real estate................................      1,210    (1,908)    (2,858)
   Other invested assets......................         12      (970)        14
                                                ---------  --------  ---------
                                                   (2,465)  (18,081)   (21,650)
   Tax effect.................................     (1,235)    7,878      7,236
   Transfer to interest maintenance reserve...        197    (7,891)    10,790
                                                ---------  --------  ---------
   Net realized losses........................  $  (3,503) $(18,096) $  (3,624)
                                                =========  ========  =========
                                                    CHANGE IN UNREALIZED
                                                ------------------------------
                                                   YEAR ENDED DECEMBER 31
                                                ------------------------------
                                                  1996       1995      1994
                                                ---------  --------  ---------
   Debt securities............................  $(115,867) $355,560  $(322,346)
   Equity securities..........................      2,929   (16,379)   (23,202)
                                                ---------  --------  ---------
   Change in unrealized appreciation (depreci-
    ation)....................................  $(112,938) $339,181  $(345,548)
                                                =========  ========  =========

  Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                            DECEMBER 31
                                                      -------------------------
                                                       1996     1995     1994
                                                      -------  -------  -------
   Unrealized gains.................................. $ 9,590  $ 6,833  $20,244
   Unrealized losses.................................  (8,723)  (8,895)  (5,927)
                                                      -------  -------  -------
   Net unrealized gains (losses)..................... $   867  $(2,062) $14,317
                                                      =======  =======  =======

  During 1996, the Company issued mortgage loans with interest rates ranging from 6.83% to 8.75%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 85%. Mortgage loans with a carrying value of $4,027 were non-income producing for the previous twelve months. Accrued interest of $852 related to these mortgage loans was excluded from investment income. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property.

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)


  During 1996, 1995 and 1994, mortgage loans of $13,163, $1,644 and $799, respectively, were foreclosed and transferred to real estate. At December 31, 1996 and 1995, the Company held a mortgage loan loss reserve in the asset valuation reserve of $5,432 and $6,168, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                          GEOGRAPHIC
                         DISTRIBUTION
                         -------------
                          DECEMBER 31
                         -------------
                         1996    1995
                         -----   -----
South Atlantic..........    26%     26%
Mountain................    10      12
W. South Central........    12      14
Pacific.................    13      17
E. North Central........    15      13
E. South Central........     9       5
W. North Central........     6       6
Middle Atlantic.........     6       3
New England.............     3       4

                        PROPERTY TYPE
                        DISTRIBUTION
                        --------------
                          DECEMBER 31
                        --------------
                         1996    1995
                        -----    -----
Retail..................    37%    31%
Apartment...............    14     20
Office..................    34     29
Industrial..............     3      4
Other...................    12     16

  At December 31, 1996, the Company had the following investments (excluding
U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

   DESCRIPTION OF SECURITY OR ISSUER                              CARRYING VALUE
   ---------------------------------                              --------------
   Bonds:
     Citibank....................................................     70,661

4. REINSURANCE

  The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

  Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                1996        1995        1994
                                             ----------  ----------  ----------
   Direct premiums.......................... $1,457,450  $1,591,531  $1,857,446
   Reinsurance assumed......................      1,796       2,356       1,832
   Reinsurance ceded........................   (300,546)   (324,993)   (412,029)
                                             ----------  ----------  ----------
   Net premiums earned...................... $1,158,700  $1,268,894  $1,447,249
                                             ==========  ==========  ==========

  The Company received reinsurance recoveries in the amount of $168,155, $167,287 and $148,414 during 1996, 1995 and 1994, respectively. At December 31, 1996 and 1995, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $63,226 and $65,503, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1996 and 1995 of $2,737,441 and $2,920,034, respectively.

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)

  At December 31, 1996, amounts recoverable from unauthorized reinsurers of $73,434 (1995--$70,516) and reserve credits for reinsurance ceded of $55,035 (1995--$48,992) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $120,477 at December 31, 1996 that can be drawn on for amounts that remain unpaid for more than 120 days.

5. INCOME TAXES

  For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

  Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital losses for the following reasons:

                                                     YEAR ENDED DECEMBER 31
                                                     -------------------------
                                                      1996     1995     1994
                                                     -------  -------  -------
   Computed tax at federal statutory rate (35%)..... $37,256  $27,835  $24,106
   Tax reserve adjustment...........................   2,211    2,405    1,150
   Excess tax depreciation..........................    (384)    (365)    (406)
   Deferred acquisition costs--tax basis............   5,583    4,581    7,378
   Prior year over accrual..........................    (499)    (306)    (644)
   Dividend received deduction......................    (454)     (56)  (3,513)
   Charitable contribution..........................     --       --    (3,935)
   Other items--net.................................  (2,536)    (759)    (278)
                                                     -------  -------  -------
   Federal income tax expense....................... $41,177  $33,335  $23,858
                                                     =======  =======  =======

  Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1996). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

  The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984-1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1988 through 1995.

6. POLICY AND CONTRACT ATTRIBUTES

  Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)

on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 1.0% and 1.2% of ordinary life insurance in force at December 31, 1996 and 1995, respectively.

  A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                      DECEMBER 31
                                        ---------------------------------------
                                               1996                1995
                                        ------------------- -------------------
                                                   PERCENT             PERCENT
                                          AMOUNT   OF TOTAL   AMOUNT   OF TOTAL
                                        ---------- -------- ---------- --------
   Subject to discretionary withdrawal
    with market value adjustment......  $   20,800     0%   $      699    --%
   Subject to discretionary withdrawal
    at book value less surrender
    charge............................     794,881     9       733,796     8%
   Subject to discretionary withdrawal
    at market value...................   1,803,057    20     1,390,156    16%
   Subject to discretionary withdrawal
    at book value (minimal or no
    charges or adjustments)...........   6,284,876    69     6,395,719    74%
   Not subject to discretionary with-
    drawal provision..................     174,416     2       139,330     2%
                                        ----------   ---    ----------   ---
                                         9,078,030   100     8,659,700   100%
   Less reinsurance ceded.............   2,677,432           2,866,160
                                        ----------          ----------
   Total policy reserves on annuities
    and deposit fund liabilities......  $6,400,598          $5,793,540
                                        ==========          ==========

  A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                       1996     1995     1994
                                                     -------- -------- --------
   Transfers as reported in the summary of opera-
    tions of the separate accounts statement:
     Transfers to separate accounts................. $227,864 $133,386 $308,305
     Transfers from separate accounts...............   75,172  104,219   76,133
                                                     -------- -------- --------
   Net transfers to separate accounts...............  152,692   29,167  232,172
   Reconciling adjustments--charges for investment
    management, administration fees and contract
    guarantees......................................   19,093   13,814   11,634
                                                     -------- -------- --------
   Transfers as reported in the summary of opera-
    tions of the life, accident and health annual
    statement....................................... $171,785 $ 42,981 $243,806
                                                     ======== ======== ========

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)

  Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1996 and 1995, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                       GROSS   LOADING    NET
                                                      -------  -------  -------
   DECEMBER 31, 1996
   Life and annuity:
     Ordinary direct first year business............. $ 2,657  $ 1,865  $   792
     Ordinary direct renewal business................  23,307    7,180   16,127
     Group life direct business......................   1,788    1,195      593
     Reinsurance ceded...............................  (1,706)    (438)  (1,268)
                                                      -------  -------  -------
                                                       26,046    9,802   16,244
   Accident and health:
     Direct..........................................     104      --       104
     Reinsurance ceded...............................      (3)     --        (3)
                                                      -------  -------  -------
   Total accident and health.........................     101      --       101
                                                      -------  -------  -------
                                                      $26,147  $ 9,802  $16,345
                                                      =======  =======  =======
   DECEMBER 31, 1995
   Life and annuity:
     Ordinary direct first year business............. $ 3,151  $ 2,223  $   928
     Ordinary direct renewal business................  24,250    7,792   16,458
     Group life direct business......................   1,537      779      758
     Reinsurance ceded...............................  (1,362)    (141)  (1,221)
                                                      -------  -------  -------
                                                       27,576   10,653   16,923
   Accident and health:
     Direct..........................................   1,296      --     1,296
     Reinsurance ceded...............................  (1,193)     --    (1,193)
                                                      -------  -------  -------
   Total accident and health.........................     103      --       103
                                                      -------  -------  -------
                                                      $27,679  $10,653  $17,026
                                                      =======  =======  =======

  At December 31, 1996 and 1995, the Company had insurance in force aggregating $69,251 and $87,010, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,252 and $1,417 to cover these deficiencies at December 31, 1996 and 1995, respectively.

  In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $501 was made for the year ended December 31, 1995, related to the change in reserve methodology.

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)


7. DIVIDEND RESTRICTIONS

  Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

  The Company paid dividends to its parent of $20,000 and $20,900 in 1996 and 1994, respectively. No dividends were paid in 1995.

8. RETIREMENT AND COMPENSATION PLANS

  The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,056, $942 and $966 for the years ended December 31, 1996, 1995 and 1994, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

  The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $297, $465 and $411 for the years ended December 31, 1996, 1995 and 1994, respectively.

  AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

  In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $184, $164 and $169 for the years ended December 31, 1996, 1995 and 1994, respectively.

9. RELATED PARTY TRANSACTIONS

  The Company shares certain offices, employees and general expenses with affiliated companies.

                          PFL LIFE INSURANCE COMPANY

                            (DOLLARS IN THOUSANDS)


  The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1996, 1995 and 1994, the Company paid $17,028, $14,214 and $11,820, respectively, for these services, which approximates their costs to the affiliates.

  Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.5% at December 31, 1996. During 1996, 1995 and 1994, the Company paid net interest of $174, $71 and $23, respectively, to affiliates.

  During 1995 and 1994, the Company received capital contributions of $40,000 and $15,000, respectively, in cash from its parent and during 1994 received a dividend of $10,000 from its subsidiary, Equity National, which was included in net investment income.

  During 1995, the Company sold real estate with a book value of approximately $13,270 to an affiliated entity in exchange for a short-term note receivable. No gain was recognized on this sale. This note accrued interest at 5.65% and matured during 1996.

  During the year ended December 31, 1995, the Company restructured demand notes and accrued interest of $13,250 and $745, respectively, related to an affiliate. The Company received 9,750 shares of preferred stock from the affiliate for satisfaction of debt. The Company realized a loss of $8,695 related to this transaction. At December 31, 1996 and 1995, the preferred stock related to this affiliate was deemed to have no value and an unrealized loss of $4,555 was recognized in 1995.

10. COMMITMENTS AND CONTINGENCIES

  The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

  The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA). The Company has established a reserve of $21,774 and $21,747 and an offsetting premium tax benefit of $8,752 and $9,457 at December 31, 1996 and 1995, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. During 1994, $3,444 was charged to surplus as prior period adjustments to provide for this net reserve plus certain assessments paid that related to several major insurer insolvencies prior to 1992. The guaranty fund expense was $2,617, $5,859 and $4,054 for December 31, 1996, 1995 and 1994, respectively.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                                                      SCHEDULE I

                           PFL LIFE INSURANCE COMPANY

       SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 1996
                             (DOLLARS IN THOUSANDS)

                                                                AMOUNT AT WHICH
                                                      MARKET     SHOWN IN THE
          TYPE OF INVESTMENT              COST (1)    VALUE    BALANCE SHEET (2)
          ------------------             ---------- ---------- -----------------
FIXED MATURITIES
Bonds:
  United States Government and govern-
   ment agencies and authorities.......  $1,533,581 $1,554,339    $1,533,510
  States, municipalities and political
   subdivisions........................       4,918      5,360         4,919
  Foreign governments..................      55,633     56,013        54,725
  Public utilities.....................     150,346    152,514       147,918
  All other corporate bonds............   3,046,090  3,099,544     3,032,361
Redeemable preferred stock.............       3,097      7,133         3,097
                                         ---------- ----------    ----------
Total fixed maturities.................   4,793,665  4,874,903     4,776,530
EQUITY SECURITIES
Common stocks:
  Banks, trust and insurance...........       7,120      9,777         9,777
  Industrial, miscellaneous and all
   other...............................      16,092     22,261        22,261
                                         ---------- ----------    ----------
Total equity securities................      23,212     32,038        32,038
Mortgage loans on real estate..........     911,705                  911,705
Real estate............................      46,294                   46,294
Real estate acquired in satisfaction of
 debt..................................      12,260                   12,260
Policy loans...........................      54,214                   54,214
Other long-term investments............       9,546                    9,546
Cash and short-term investments........      50,737                   50,737
                                         ----------               ----------
Total investments......................  $5,901,633               $5,893,324
                                         ==========               ==========

--------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments.
(2) Amount differs from cost as certain bonds have been adjusted to reflect other than temporary decline in value charged to surplus, as prescribed by the NAIC.

                                     PART C

                               OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS
            ---------------------------------

     a) All required financial statements are included in Part B of this Registration Statement.

     b)     Exhibits:
                 (1) Resolution of the Board of Directors of PFL Life Insurance Company establishing the Fidelity Variable Annuity Account. Note 1.

                 (2)   Not applicable.

                 (3)   (i)   Distribution Agreement between Fidelity
                             Distributiors Corporation (Underwriter) and
                             PFL Life Insurance Company (Depositor). Note 2.

                       (ii)  Specimen selling group agreement.  Note 3.


                 (4)   Form for the Fidelity Variable Annuity Account Contract.
                       Note 6 .

                 (5) Application for the Fidelity Variable Annuity Account Contract. Note 1.

                 (6)   (i)  Articles of Incoproration of PFL Life Insurance
                            Company. Note 6.

                 (7)   Not applicable

                 (8)   (i)  Administrative Service Agreement.  Note 5.

                       (ii) Amendment and Assignment of Administrative Services
                            Agreement.  Note 6.

                      (iii) Second Amendment to Administrative Service
                            Agreement. Note 7.

                 (8)  (iv)  Participation Agreement between Variable Insurance
                            Products Fund III, Fidelity Distributions
                            Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 10.

                 (9)   (i)  Opinion of counsel as to the legality of the
                            securities being registered. Note 1.

                       (ii) Consent of counsel to use its opinion.  Note 1.

                       (10)(i)  Written consent of Independent Auditors.  Note
                                10.

                       (10)(ii) Opinion and Consent of Actuary Note. 10

                       (11)     Not applicable.

                       (12)     Not applicable.

                       (13)     Not applicable.


                       (14) Powers of Attorney (P.S. Baird, W.L. Busler, P.E. Falconio, D.C. Kolsrud, R.J. Kontz) (Note
                                8). (Craig D. Vermie) Note 9. (Brenda K.
                                Clancy) Note 10.


             Note 1 Incorporated by reference to the Exhibits to the Post-Effective Amendment No. 8 to Form N-4, File No. 2-65365 filed on March 2, 1987.

             Note 2 Incorporated by reference to Exhibit 3(a) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account).

             Note 3 Incorporated by reference to Exhibit 3(b) to Form N-8B-2, File No. 811-2954 filed April 27, 1984, on behalf of the Fidelity Variable Annuity Account (formerly the PFL Variable Separate Account).

             Note 4 Incorporated by reference to Post-Effective Amendment No. 9, Registration No. 2-65365, Exhibit 4 to Form N-4, filed on April 27, 1987.

             Note 5 Incorporated by reference to Exhibit 2(c) to Pre-Effective Amendment No. 4 to Form S-6, File No. 2-65365 filed on August 14, 1980.

             Note 6 Incorporated by reference to the Exhibits to Post-Effective Amendment No. 1 to Form N-4, Registration No. 33-37498, filed March 29, 1991.

             Note 7 Incorporated by reference to the Exhibits to Post-Effective Amendment No. 2 to Form N-4, Registration No. 33-37498, filed April 29, 1992.


             Note 8 Incorporated by reference to the Exhibits to Post-Effective Amendment No. 5 to Form N-4, Registration No. 33-37478, filed April 24, 1995.


             Note 9 Incorporated by reference to the Exhibits to Post-Effective Amendment No. 6 to Form N-4, Registration No. 33-37478, filed April 19, 1996.

             Note 10   Filed herewith.

ITEM 25.    DIRECTORS AND OFFICERS OF THE DEPOSITOR
            ---------------------------------------

                                           Principal Positions
Name and                                   and Offices with
Business Address                           Depositor
----------------                           ---------


Craig D. Vermie                            Director, Vice President,
1111 North Charles Street                  Secretary and Corporate
Baltimore, MD 21201                        Counsel

William L. Busler                          Director, Chairman of the
4333 Edgewood Road N.E.                    Board and President
Cedar Rapids, IA 52499

Patrick E. Falconio                        Director, Senior Vice
4333 Edgewood Road N.E.                    President and Chief
Cedar Rapids, IA 52499                     Investment Officer

Robert J. Kontz                            Vice President and
4333 Edgewood Road N.E.                    Controller
Cedar Rapids, IA 52499

Brenda K. Clancy                          Vice President and
4333 Edgewood Road N.E.                   Treasurer and Chief Financial Officer
Cedar Rapids, IA 52499

Patrick S. Baird                          Director, Senior Vice President
4333 Edgewood Road N.E.                   and Chief Financial
Cedar Rapids, IA 52499                    Officer

Douglas C. Kolsrud                        Director, Vice President
4333 Edgewood Road N.E.                   and Corporate Actuary
Cedar Rapids, IA 52499


ITEM 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
            WITH THE DEPOSITOR OR REGISTRANT
            --------------------------------


                                                    ---------------------------
                                                          VERENIGING AEGON
                                                      NETHERLANDS MEMBERSHIP
                                                            ASSOCIATION
                                                    ---------------------------
                                                                 +
                                                                       53.00%
                                                    ---------------------------
                                                            AEGON N.V.
                                                      NETHERLANDS CORPORATION
                                                    ----------------------------
                                                                 +
                                  ++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
                                  +                        +                         +                           +
                                         100%                      100%                      100%                           100%
                        ----------------------  ------------------------  ------------------------  -----------------------------
                         AEGON Netherland N.V.  AEGON INTERNATIONAL N.V.  AEGON NEWAK HOLDING S.V.  GRONINGER FINANCIERINGEN B.V.
                        Netherlands Corporation  Netherlands Corporation   Netherlands Corporation     Netherlands Corporation
                        ----------------------  ------------------------  ------------------------  -----------------------------
                                                           +
                                                 DE
                                                 -------------------
                                                     VOTING TRUST
                                                 Trustees: K.J. Storm
                                                  Donald J. Sheperd
                                                    H.B. Van Wild
                                                    Dennis Hersch
                                                 -------------------
                                                           +
                                                 DE            100%
                                                 -------------------
                                                  AEGON U.S. HOLDING
                                                     CORPORATION
                                                 -------------------
                                                     +     +
                  ++++++++++++++++++++++++++++++++++++     +
                  +                              IA            100%(1)
                  +                              -------------------
                  +                                AEGON USA, INC.
                  +                              -------------------
                  +                                        +
                  +                     +++++++++++++++++++++++++++++++++++++++++++++++++++++++
                  +                     +                                                     +
                  +              MD          100%                                         MD
                  +              -----------------                                        ------------
                  +               FIRST AUSA LIFE                                         AUSA HOLDING
                  +              INSURANCE COMPANY                                           COMPANY
                  +              -----------------                                        ------------
                  +                      +                                                    +
                  +                      +                                ++++++++++++++++++++++++++++++++++++++++++++++
                  +                      +                                +                               ++
                  +                      +                       MD              100%      IA       100%      DE
                  +                      +                       --------------------      -------------  ++  ----------------------
                  +                      +                        MONUMENTAL GENERAL       AUSA FINACIAL +++  DIVERSIFIED INVESTMENT
                  +                      +                       INSURANCE GROUP, INC  ++   MARKETS, INC. ++       ADVISORS, INC.
                  +                      +                       --------------------   +  -------------  ++  ----------------------
NJ           100% + NY                   +    MD           100%                         +                 ++
----------------- + -------------------  +    -----------------                         +                 ++
   SHORT HILLS    + AUSA LIFE INSURANCE +++    MONUMENTAL LIFE                          +  IA     100%    ++   DE               100%
MANAGEMENT COMPANY+   COMPANY, INC       +    INSURANCE COMPANY++   MD            100%  +  -----------    ++   ---------------------
----------------- + -------------------  +    ----------------- +   ------------------- +  UNIVERSAL      ++   DIVERSIFIED INVESTORS
                  +                      +                      +   MONUMENTAL GENERAL  +   BENEFITS   +++++++    SECURITIES CORP.
                  +                      +                      +   ADMINISTRATORS, INC.+   CORPORATION   ++   --------------------
                  +                      +    MD          100%  +   ------------------- +                 ++
NY                +   -----------------  +    ----------------- +                       +  -----------    ++
----------------  +    LIFE INVESTORS    +    MONUMENTAL GENERAL+          +            +                 ++       IA          100%
CORPA REINSURANCE +   INSURANCE COMPANY  +    CASUALTY COMPANY  +                       +  IA    100%     ++       ----------------
    COMPANY      ++ ++   OF AMERICA     ++    ----------------- +   MD           100%   +  ----------  ++++++++       AEGON USA
----------------  ++  -----------------  +    MD         100%   +   -----------------   +  INVESTORS      ++  +++  SECURITIES, INC.
                  ++                     +    ---------------   +   EXECUTIVE MANAGE-   +  WARRANTY       ++  +    ----------------
IN          100%  ++ ------------------- +    UNITED FINACIAL   +   MENT AND CONSULT-   +  OF AMERICA,    ++  +
----------------  +++BANKERS UNITED LIFE +     SERVICES, INC. +++   ANT SERVICES, INC.+ +     INC.        ++  +
AEGON MANAGEMENT ++  ASSURANCE COMPANY +++    ---------------   +   -----------------   +  ----------     ++  +   MD
    COMPANY       +  ------------------- +                      +   MD            100%  +  IA       100%  ++  +   -----------------
----------------  +                      +    AZ           (*)  +   ------------------  +  -------------  ++  +++ AEGON USA MANAGED
                  +   -----------------  +    ----------------  +   MONUMENTAL GENERAL+ +  MASSACHUSETTS  ++       PORTFOLIOS INC.
DE           100% +       PFL LIFE    ++++    BANKERS FINACIAL  +   MASS MARKETING INC.    FIDELTY TRUST +++      -----------------
----------------- +   INSURANCE COMPANY  +     LIFE INSURANCE +++   -------------------       COMPANY     ++
RCC NORTH AMERICA +   -----------------  +        COMPANY       +                          ------------   ++
      INC.       ++ AZ      100%  VOTING +    ----------------  +                      DE           100%  ++   IA            100%
----------------- +             CHAIRMAN      MD        100%    +                     ------------------  ++   ------------------
                    ---------------------+    --------------    +                     MONEY SERVICES, INC.++++  AMERICAN FORUM FOR
                    SOUTHWEST EQUITY LIFE+    THE WHITESTONE    +                     ------------------- ++   FISCAL FITNESS, INC.
                      INSURANCE COMPANY+++      CORPORATION +++++                     CA             100%      -------------------
                    ---------------------+    --------------                          ------------------- ++      IN        100%
            AZ 100% Voting Chairman (2)  +   IA            100%                       ZAHORIK COMPANY INC+++      --------------
            -----------------------      +   ------------------                       --------------------++       SUPPLEMENTAL
               IOWA FIDELITY LIFE        +++ CADET HOLDING CORP                                 +         ++        INSURANCE
               INSURANCE COMPANY         +   ------------------                             AL    100%    ++       DIVISION INC.
            -----------------------      +                                                  ----------    +++++++ --------------
                  OH               100%  +                                                   ZCI, INC.    ++      MI            100%
                  ---------------------                                                     ---------     +++++++ ------------------
                   WESTERN RESERVE LIFE  +                             +++++++++++++++++++++++++++++++++++++      CREDITOR RESOURCES
             ++++ ASSURANCE CO. OF OHIO+++  DE                         +                                  ++             INC.
             +    ---------------------     ---------------            +                                  ++      ------------------
             +        ---------------       INTERSECURITIES+++++++++++++                                  ++             +
             ++++++++ WRL SERIES FUND  ++++++    INC.     +++++        +                                  ++      CN           100%
                            INC.       +    ---------------   +        +                                  ++    -------------------
                      ---------------  +                      +        +                                  ++       CRC CREDITOR
                         MA            +  CA          100%    +        +   MN                100%               RESOURCES CANADIAN
                         ---------     +  ----------------    +        +  ------------------------        ++    DEALER NETWORK, INC.
                         IDEX FUND++++++    ISI INSURANCE     +        +      AUSA INSTITUTIONAL  ++++++++++    -------------------
                         ---------     +   AGENCY INC. AND+++++        +  MARKETING PARTNERS, INC.         ++
                                       +  ITS SUBSIDIARIES    +        +  ------------------------        ++    IA             100%
                       MA              +  ----------------    +        +     MN          100%             ++   --------------------
                       -----------     +  MN             100% +        +     ----------------             ++++  AEGON USA INVEST-
                         IDEX II +++++++  ------------------- +        +     COLORADO ANNUITY+++++++++++++++   MENT MANAGEMENT, INC.
                       SERIES FUND     +  ASSOCIATED MARINER ++        +        AGENCY INC.                +   ---------------------
                       -----------     + FINANCIAL GROUP, INC.+++       +     ----------------              +    IA        100%(12)
                       MA              +  -------------------  +       +                                    +    -----------------
                       -----------     +  MI           100%            +                                   +++++ AEGON USA REALTY
                       IDEX FUND 3 +++++  -----------------    +       +                                    ++++   ADVISORS, INC.
                       -----------     +  MARINER FINANCIAL+++++       +                                    +   -----------------
                                       +   SERVICES, INC.      +       +                                    +      DE     100%
                                       +  -----------------    +       +                                    +      -----------
                                       +                       +       +                                    +++++++  QUANTRA
                                       +   MI            100%  +       +                                    +      CORPORATION
                                       +   ------------------  +       +                                    +      -----------
                                       +   MARINER'S PLANNING  +       +                                    +          +
                                       +     CORPORATION       +       +                                    +    DE          100%
                                       +   ------------------  +       +                                    +    ----------------
                                       +                       +       +                                    +    QUANTRA SOFTWARE
                                       + MI          100%(10)  +       +                                    +       CORPORATION
                                       + -------------------   +       +                                    +    ----------------
                                       + ASSOCIATED MARINER    +       +                                    +   IA         100%
                                       + AGENCY INC. AND ITS++++       +                                    +   ---------------
                                       +     SUBSIDIARIES      +       +                                    ++++LANDAUER REALTY
                                       + -------------------   +       +                                    +    ADVISORS, INC.
                                       +  MI          100%     +       +                                    +   ---------------
                                       +  ----------------     +       +                                    +     DE          100%
                                       +  MARINER MORTGAGE     +       +                                    +     ----------------
                                       +      CORP.       ++++++       +                                    ++++++   LANDAUER
                                       +  ----------------             +                                    +     ASSOCIATES, INC.
                                       +                               +                                    +     ----------------
                                       +    FL        100%             +                                    +      IA          100%
                                       +    --------------             +                                    +      ----------------
                                       +     IDEX INVESTOR +++++++++++++                                    ++++++ AEGON USA REALTY
                                       +++++SERVICES, INC.             +                                    +       MANAGEMENT, INC
                                       +    --------------             +                                    +      ----------------
                                       +     DE       50%(7)           +                                    +     IA        100%(11)
                                       +     ---------------           +                                    +     ------------------
                                       +     IDEX MANAGEMENT,+++++++++++                                    +++++ REALTY INFORMATION
                                       ++++       INC.                                                                SYSTEMS, INC.
                                             ---------------                                                      ------------------
                                                                                                                IA           (4)
                                                                                                                ----------------
                                                                                                                 USP REAL ESTATE++++
                                                                                                                INVESTMENT TRUST   +
                                                                                                                ----------------   +
                                                                                                                              (5)  +
                                                                                                                -----------------  +
                                                                                                                CEDAR INCOME FUND+++
                                                                                                                      LTD.
                                                                                                                -----------------

See Footnotes Page 2

Effective January 1, 1997


Page 2

Footnotes

(1) 150,000 shares of Class B Non-Voting Common Stock owned by Ennia Reinsurance Antilles N.V.

(2) Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote.

(3) Denotes relationships as advisor, administrator, sponsor, underwriter or general partner.

(4) First AUSA Life Insurance Company owns 12.89%. PFL Life Insurance Company owns 13.11%. Bankers United Life Assurance Company owns 4.86%.

(5) PFL Life Insurance Company owns 16.73%. Bankers United Life Assurance Company owns 3.77%. Life Investors Insurance Company of America owns 3.38%. AEGON USA Realty Advisors, Inc. owns 1.97%. First AUSA Life Insurance Company owns .18%.

(6) Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.

(7) 50% of Idex Management, Inc. is owned by Janus Capital Corporation, a Colorado corporation.

(8) RCC Group: FGH Realty Credit Corp., FGH USA, Inc., RCC North America, Inc., FGH USA Realty, Inc., FGH Eastern Region, Inc., FGH Appraisal Services, Inc., FGH Western Region, Inc., ALH Properties, Inc., First FGP, Inc., Second FGP, Inc., Third FGP, Inc., Fourth FGP, Inc., Fifth FGP, Inc., Sixth FGP, Inc., Seventh FGP, Inc., FGP Midwood, Inc., FGP Parsippany, Inc., ALH Properties Two, Inc., ALH Properties Three, Inc., ALH Properties Four, Inc., ALH Properties Five, Inc., ALH Properties Six, Inc., ALH Properties Seven, Inc., ALH Properties Eight, Inc., ALH Properties Nine, Inc., ALH Properties Ten, Inc., ALH Properties Eleven, Inc., ALH Properties Twelve, Inc., ALH Properties Thirteen, Inc., ALH Properties Fourteen, Inc., ALH Properties Fifteen, Inc., ALH Properties Sixteen, Inc., ALH Properties Seventeen, Inc., FGP Keene, Inc., FGP Broadway, Inc., FGP West Street, Inc., FGP West Street Two, Inc., FGP 90 West Street, Inc., FGP Branford, Inc., FGP Franklin, Inc., FGP Bala, Inc., FGP Twenty-One, Inc., FGP Twenty-Two, Inc., FGP Twenty-Five, Inc., FGP Schenectady, Inc., FGP Country Estates, Inc., FGP Eleventh Street, Inc., FGP 109th Street, Inc., FGP Seventy-Second Street, Inc., FGP Gaithersburg, Inc., FGP West 32nd Street, Inc., FGP Beekman, Inc., Dutch Hotel Management, Inc., FGP Landmark, Inc., FGP Islandia, Inc., FGP Bridgeport, Inc., FGP Varick, Inc., The RCC Group, Inc., FGP Union Gardens, Inc., FGP Burkewood, Inc., FGP Stamford, Inc., FGP Meadow Lane, Inc., FGP Main Street, Inc., FGP Property Services, Inc., FGP Merrick, Inc., FGP West 14th Street, Inc., FGP 106 Fulton, Inc., FGP Bush Terminal, Inc., FGP Northern Boulevard, Inc., FGP Seventh Avenue, Inc., FGP Parsons, Inc., FGP City Hall, Inc., FGP West 88th Street, Inc., FGP Lincoln, Inc., FGP Emerson, Inc., FGP Brooke, Inc., FGP 86th Street, Inc., FGP Edison, Inc., FGP Rider Avenue, Inc., FGP Remsen, Inc., FGP Rockbeach, Inc., FGP Carter Drive, Inc., FGP Centereach, Inc., FGP Colonial Plaza, Inc., FGP Coram, Inc., FGP Herald Center, Inc., Eighty Six Yorkville, Inc.

(9) Subsidiaries of ISI Insurance Agency, Inc. are: ISI Insurance Agency of Ohio, Inc., ISI Insurance Agency of Massachusetts, Inc., and ISI Insurance Agency of Texas, Inc.

(10) Subsidiaries of Associated Mariner Agency, Inc. are Associated Mariner Agency of Hawaii, Inc., Associated Mariner Insurance Agency of Massachusetts, Inc., Associated Mariner Agency Ohio, Inc., Associated Mariner Agency Texas, Inc., and Associated Mariner Agency New Mexico, Inc.

(11) Owns 50% interest in DJA Partners (a.k.a. "Teleres"), a Delaware general partnership. Also owns 10% interest in Datalytics, Inc., an Ohio corporation.

(12) Owns 49% of Quantra Consulting, Inc., a Delaware corporation.

AEGON USA, Inc. - Holding company
Life Investors Insurance Company of America - Insurance
International Life Investors Insurance Company - Insurance
Transunion Casualty Company - Insurance
Investors Warranty of America, Inc. - Provider of automobile extended maintenance contracts
Supplemental Insurance Division, Inc. - Insurance
Creditor Resources, Inc. - Credit insurance
AEGON USA Investment Management, Inc. - Investment advisor
AEGON USA Realty Advisors, Inc. - Provides real estate administrative and real estate investment services

AEGON USA Realty Management, Inc. - Real estate management
AEGON USA Securities, Inc. - Broker-dealer
AEGON USA Managed Portfolios, Inc. - Mutual fund
USP Real Estate Investment Trust - Real estate investment trust
Cedar Income Fund, Ltd. - Real estate investment trust

First AUSA Life Insurance Company - Insurance holding company
Bankers United Life Assurance Company - Insurance
PFL Life Insurance Company - Insurance
Universal Benefits Corporation - Third party administrator
Massachusetts Fidelity Trust Company - Trust company
Money Services, Inc. - Provides financial counseling for employees and agents of affiliated companies
Zahorik Company, Inc. - Broker-dealer

Cadet Holding Corp. - Holding company
ISI Insurance Agency, Inc. - Broker-dealer
Southwest Equity Life Insurance Company - Insurance
Iowa Fidelity Life Insurance Company - Insurance
The Whitestone Corporation - Insurance agency
Monumental Life Insurance Company - Insurance
United Financial Services, Inc. - General agency

Monumental General Insurance Group, Inc. - Holding company
Monumental General Administrators, Inc. - Provides management services to unaffiliated third party administrator
Executive Management and Consultant Services, Inc. - Provides actuarial consulting services
Monumental General Mass Marketing, Inc. - Marketing arm for sale of mass marketed insurance coverages

Bankers Financial Life Insurance Company - Insurance
Monumental General Casualty Company - Insurance
AUSA Holding Company - Holding company
JLW Financial Management Systems, Inc. - Provides management expertise and administrative services for credit unions
ZCI, Inc. - Insurance agency
AUSA Financial Markets, Inc. - Marketing
CRC Creditor Resources Canadian Dealer Network Inc. - Insurance agency American Forum For Fiscal Fitness, Inc. - Marketing
Western Reserve Life Assurance Co. of Ohio - Insurance
Landauer Realty Advisors, Inc. - Real estate counseling
Landauer Associates, Inc. - Real estate counseling

IDEX Total Income Trust - Mutual fund
IDEX Fund - Mutual fund

IDEX II Series Fund - Mutual fund
IDEX Fund 3 - Mutual fund
Intersecurities, Inc. - Broker-dealer
Idex Management, Inc. - Investment advisor
IDEX Investor Services, Inc. - Shareholder services
WRL Series Fund, Inc. - Mutual fund
AUSA Life Insurance Company, Inc. - Insurance
Diversified Investors Advisors, Inc. - Registered investment advisor Diversified Investors Securities Corp. - Broker-dealer
Associated Mariner Financial Group, Inc. - Holding company management services Mariner Financial Services, Inc. - Broker/Dealer

Mariner/ISI Planning Corporation - Financial planning
Associated Mariner Agency, Inc. - insurance agency
Mariner Mortgage Corp. - Mortgage origination

AUSA Institutional Marketing Group, Inc. - Insurance agency
Colorado Annuity Agency, Inc. - Insurance agency
Realty Information Systems, Inc. - Information Systems for real estate investment management

Melson and Associates, Inc. - Real estate financial management consulting

ITEM 27.      NUMBER OF CONTRACTOWNERS
              ------------------------

              The number of Contractowners of Registrant as of December 31, 1996, was 8,463.

ITEM 28.      INDEMNIFICATION
              ---------------

              The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                              --------
              indemnification in certain situations, mandatory indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS
              ----------------------

     (a) Fidelity Brokerage Services, Inc. and its affiliate, Fidelity Insurance Agency, Inc. act as distributor of the contracts. Fidelity Brokerage Services, Inc. acts as distributor for other variable annuity and variable life contracts registered by separate accounts of Fidelity Investments Life Insurance Company and Empire Fidelity Investments Life Insurance Company.

              (b)


              Name and Principal             Positions and Offices
              Business Address*              With Underwriter
              ---------------------------------------------------
              David Joseph Plucinski         Director

              Roger T. Servison              Director

              Rodney Rhoda                   Director

              Steven Akin                    Director

              Robert Mazzarella              President

              John Peter Benzie              Executive Vice President

              Charles B. Milligan            Executive Vice President

              Edward L. McCartney            Executive Vice President

              Thomas E. Lewis                Executive Vice President

              Bruce MacAlpine                Vice President

              Jeffrey Larsen                 Counsel and Clerk

              Jay Freedman                   Assistant Clerk

              Shaugn S. Stanley              Treasurer

              Gary Greenstein                Assistant Treasurer

              Linda Holland                  Compliance Officer

              Thomas P. Lescoe               Compliance Registered Options
                                             Principal

              *82 Devonshire Street, Boston, MA 02109.


              (c) Commission and other compensation received by principal underwriter.

                   Fidelity Insurance Agency, Inc. receives insurance commissions for its services as an insurance general agent in distributing the Contracts. Fidelity Insurance Agency, Inc. is an affiliate of the principal underwriter of the Contracts, Fidelity Brokerage Services, Inc., a registered broker-dealer. Fidelity Insurance Agency, Inc. received
                   $ 4,107,592 in commissions from the Registrant during the last fiscal year. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.


ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS
            --------------------------------


            The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499.


ITEM 31.    MANAGEMENT SERVICES
            -------------------

            Not applicable.


ITEM 32.    UNDERTAKINGS
            ------------

            (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

            (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
(ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

            (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request at the address or phone number listed in the Prospectus.

            (d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by PFL Life Insurance Company.


PARTC

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 28th day of April, 1997.




                                                FIDELITY VARIABLE
                                                ANNUITY ACCOUNT

                                                PFL LIFE INSURANCE COMPANY
                                                Depositor

                                                /s/ William L. Busler
                                                ---------------------------
                                                William L. Busler
                                                President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                    Title                     Date
----------                    -----                     ----
/s/ Patrick S. Baird          Director
-----------------------                                April 28, 1997
Patrick S. Baird


/s/ Craig D. Vermie           Director                 April 28, 1997
-----------------------
Craig D. Vermie


/s/ William L. Busler         Director                 April 28, 1997
-----------------------
William L. Busler       (Principal Executive Officer)


/s/ Patrick E. Falconio       Director                 April 28, 1997
-----------------------
Patrick E. Falconio


/s/ Douglas C. Kolsrud        Director                 April 28, 1997
-----------------------
Douglas C. Kolsrud


/s/ Robert J. Kontz           Vice President and       April 28, 1997
-----------------------       Corporate Controller
Robert J. Kontz


/s/ Brenda K. Clancy          Treasurer                April 28, 1997
-----------------------
Brenda K. Clancy


                                 EXHIBIT INDEX


EXHIBIT NO.                      DESCRIPTION                          PAGE NO.
-----------                      -----------                          --------
(8)(iv)                Participation Agreement between
                        Variable Insurance Products Fund III,
                        Fidelity Distributors Corporation
                        (Underwriter), and PFL Life Insurance
                        Company. (Depositor)..................

(10)(i)                 Written Consent of Independent
                        Auditors..............................

(10)(ii)                Opinion and Consent of Actuary........

(14)                    Powers of Attorney....................


                                                                Registration No.
                                                                        33-37498



                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549


                                ---------------

                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                       FIDELITY VARIABLE ANNUITY ACCOUNT

                                ---------------